UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number         811-21866

                                                     Highland Funds I (formerly, Pyxis Funds I)

(Exact name of registrant as specified in charter)

200 Crescent Court

Suite 700

                                     Dallas, Texas 75201

(Address of principal executive offices) (Zip code)

Highland Capital Management Fund Advisors

200 Crescent Court

Suite 700

                                 Dallas, Texas 75201

(Name and address of agent for service)

registrant’s telephone number, including area code:    (877) 665-1287

Date of fiscal year end:   June 30

Date of reporting period:   December 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Highland Funds I

Highland Long/Short Equity Fund

Highland Long/Short Healthcare Fund

Highland Floating Rate Opportunities Fund

Semi-Annual Report

December 31, 2012

Highland Funds I

Highland Long/Short Equity Fund

(Formerly Pyxis Long/Short Equity Fund)

Highland Long/Short Healthcare Fund

(Formerly Pyxis Long/Short Healthcare Fund)

Highland Floating Rate Opportunities Fund

(Formerly Pyxis Floating Rate Opportunities Fund)

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

A prospectus must precede or accompany this report. Please read the prospectus carefully before you invest.

FUND PROFILE (unaudited)

Highland Long/Short Equity Fund

Objective

Highland Long/Short Equity Fund seeks consistent, above-average total returns primarily through capital appreciation, while also attempting to preserve capital and mitigate risk through hedging activities.

Net Assets as of December 31, 2012

$902.1 million

Portfolio Data as of December 31, 2012

The information below provides a snapshot of Highland Long/Short Equity Fund at the end of the reporting period. Highland Long/Short Equity Fund is actively managed and the composition of its portfolio will change over time.

Sectors as of 12/31/12 (%)*	Long Exposure	Short Exposure	Net Exposure
Consumer Discretionary	22.3	(7.7)	14.6
Consumer Staples	4.1	(2.8)	1.3
Energy	5.9	(1.7)	4.2
Financials	8.3	(3.0)	5.3
Healthcare	3.5	(2.5)	1.0
Industrials	11.1	(5.3)	5.8
Information Technology	12.4	(3.7)	8.7
Materials	—	(1.2)	(1.2)
Other	1.7	(2.6)	(0.9)
Telecommunication Services	5.9	—	5.9

Top 5 Holdings as of 12/31/12 (%)* Long Securities		Short Securities
SBA Communications Corp., Class A	3.8	iShares Core S&P Mid-Cap ETF	(2.6)
Alliance Data Systems Corp.	3.6	Sherwin-Williams Co.	(1.4)
Life Time Fitness, Inc.	2.9	Coach, Inc.	(1.1)
Starbucks Corp.	2.8	Infosys, Ltd., SP ADR	(1.1)
BE Aerospace, Inc.	2.8	Whole Foods Market, Inc.	(1.1)

The Fund’s investment activities involve a significant degree of risk such as short sales which theoretically involve unlimited loss potential. The Fund is non-diversified and may invest a larger portion of its assets in the securities of fewer issuers than if the Fund was diversified.

Please refer to Note 12, Disclosure of Significant Risks and Contingencies, for more information.

*	Long and short sectors and securities are calculated as a percentage of total net assets.

Semi-Annual Report	1

FUND PROFILE (unaudited)

Highland Long/Short Healthcare Fund

Objective

Highland Long/Short Healthcare Fund seeks long-term capital appreciation.

Net Assets as of December 31, 2012

$35.6 million

Portfolio Data as of December 31, 2012

The information below provides a snapshot of Highland Long/Short Healthcare Fund at the end of the reporting period. Highland Long/Short Healthcare Fund is actively managed and the composition of its portfolio will change over time.

Sectors as of 12/31/12 (%)*	Long Exposure	Short Exposure	Net Exposure
Healthcare:
Biotechnology	24.1	(9.0)	15.1
Healthcare Equipment	20.3	(7.5)	12.8
Healthcare Facilities	13.9	(2.8)	11.1
Healthcare Providers & Services	5.4	—	5.4
Healthcare Services	10.5	(3.0)	7.5
Healthcare Supplies	1.0	(1.9)	(0.9)
Healthcare Technology	5.7	—	5.7
Life Sciences Tools & Services	11.5	(1.6)	9.9
Managed Health	3.5	(3.5)	—
Pharmaceuticals	9.4	(8.1)	1.3
Consumer Staples	1.3	—	1.3
Consumer Discretionary	—	(1.3)	(1.3)
Industrials	—	(0.5)	(0.5)
Other	—	(22.3)	(22.3)

Top 5 Holdings as of 12/31/12 (%)* Long Securities		Short Securities
PAREXEL International Corp.	5.5	iShares Russell 2000 Index Fund, ETF	(22.3)
MEDNAX, Inc.	5.4	Abbott Laboratories	(2.7)
Brookdale Senior Living, Inc.	5.4	Bristol-Myers Squibb Co.	(2.5)
Intuitive Surgical, Inc.	5.3	Threshold Pharmaceuticals, Inc.	(2.5)
Genesys Ventures IA, L.P.	5.0	Amgen, Inc.	(2.2)

The Fund’s investment activities involve a significant degree of risk such as short sales which theoretically involve unlimited loss potential. The Fund is non-diversified and may invest a larger portion of its assets in the securities of fewer issuers than if the Fund was diversified.

The Fund’s performance largely depends on the healthcare industry and is susceptible to economic, political and regulatory risks.

Please refer to Note 12, Disclosure of Significant Risks and Contingencies, for more information.

*	Long and short sectors and securities are calculated as a percentage of total net assets.

2	Semi-Annual Report

FUND PROFILE (unaudited)

Highland Floating Rate Opportunities Fund

Objective

Highland Floating Rate Opportunities Fund seeks to provide a high level of current income, consistent with preservation of capital.

Net Assets as of December 31, 2012

$531.1 million

Portfolio Data as of December 31, 2012

The information below provides a snapshot of Highland Floating Rate Opportunities Fund at the end of the reporting period. Highland Floating Rate Opportunities Fund is actively managed and the composition of its portfolio will change over time.

Floating rate loan investments present special financial risks. Defaults on the loans, nonpayment and prepayment of principal could affect the valuation of the portfolio’s holdings.

Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase.

The Fund’s ability to invest in high-yield debt securities (or junk securities) generally subjects the Fund to greater risk. The use of leverage involves certain risks, such as greater volatility of the NAV of the Fund’s shares and the nonpayment of dividends.

Quality Breakdown as of 12/31/12 (%)*
A	1.1
BBB	3.5
BB	27.2
B	50.7
CCC	7.4
D	0.4
Not Rated	9.7

Top 5 Sectors as of 12/31/12 (%)*
Financial	15.7
Healthcare	13.6
Service	13.4
Chemicals	7.6
Retail	7.3

Top 10 Holdings as of 12/31/12 (%)*
CCS Medical, Inc. (Senior Loans)	5.6
Young Broadcasting Holding Co., Inc., Class A (Common Stock)	3.7
Metro-Goldwyn-Mayer, Inc., Class A (Common Stock)	3.6
Travelport, LLC (Senior Loans)	3.1
Pyxis/iBoxx Senior Loan ETF (Common Stock)	2.9
Tervita Corp. (Senior Loans)	2.8
Texas Competitive Electric Holdings Co., LLC (Senior Loans)	2.8
CCS Medical, Inc. (Common Stock)	2.6
Guitar Center, Inc. (Senior Loans)	2.4
Delta Air Lines, Inc. (Senior Loans)	2.4

The Fund is non-diversified and may invest a larger portion of it’s assets in the securities of fewer issuers than if the Fund was diversified.

Please refer to Note 12, Disclosure of Significant Risks and Contingencies, for more information.

*	Quality is calculated as a percentage of total senior loans, asset-backed securities and corporate notes and bonds. Sectors and holdings are calculated as a percentage of total net assets. The quality ratings reflected were issued by Standard & Poors, a nationally recognized statistical rating organization. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Quality ratings reflect the credit quality of the underlying bonds in the Fund’s portfolio and not that of the Fund itself. Quality Ratings are subject to change.

Semi-Annual Report	3

FINANCIAL STATEMENTS

December 31, 2012

A guide to understanding each Fund’s financial statements

Investment Portfolio	The Investment Portfolio details each of the Fund’s holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details each Fund’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all of a Fund’s liabilities (including any unpaid expenses) from the total of the Fund’s investment and non-investment assets. The net asset value per share for each class is calculated by dividing net assets allocated to that share class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement reports income earned by each Fund and the expenses incurred by each Fund during the reporting period. The Statement of Operations also shows any net gain or loss a Fund realized on the sales of its holdings during the period as well as any unrealized gains or losses recognized over the period. The total of these results represents a Fund’s net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement details how each Fund’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and distribution reinvestments) during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.

Statement of Cash Flows	This statement reports net cash and foreign currency, excluding restricted cash, provided or used by operating, investing and financing activities and the net effect of those flows on cash and foreign currency during the period.

Financial Highlights	The Financial Highlights demonstrate how each Fund’s net asset value per share was affected by the Fund’s operating results. The Financial Highlights also disclose the classes’ performance and certain key ratios (e.g., net expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the Funds, certain of their significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

4	Semi-Annual Report

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2012	Highland Long/Short Equity Fund

Shares		Value ($)
Common Stocks - 75.1%

CONSUMER DISCRETIONARY - 22.3%
258,100	AutoNation, Inc. (a)	10,246,570
154,733	Cabela’s, Inc. (a)	6,460,103
521,000	CBS Corp., Class B	19,824,050
104,900	Charter Communications, Inc., Class A (a)	7,997,576
514,467	Dunkin’ Brands Group, Inc.	17,070,015
210,778	Finish Line, Inc., Class A	3,990,028
101,500	Genesco, Inc. (a)	5,582,500
31,900	HomeAway, Inc. (a)	701,800
518,348	Imax Corp. (Canada) (a)	11,652,463
217,790	Jack in the Box, Inc. (a)(b)	6,228,794
526,564	Life Time Fitness, Inc. (a)	25,912,214
328,926	Michael Kors Holdings, Ltd. (Virgin Islands) (a)(b)	16,785,094
168,800	Ross Stores, Inc.	9,140,520
375,400	Sally Beauty Holdings, Inc. (a)	8,848,178
115,294	Sears Holdings Corp. (a)	4,768,560
7,120,041	Sirius XM Radio, Inc.	20,576,918
477,700	Starbucks Corp. (b)	25,614,274

		201,399,657

CONSUMER STAPLES - 4.1%
462,670	Hain Celestial Group, Inc. (a)	25,085,967
925,883	Smart Balance, Inc. (a)(b)	11,943,891

		37,029,858

ENERGY - 5.9%
115,400	Apache Corp.	9,058,900
205,600	Bill Barrett Corp. (a)	3,657,624
150,200	Cabot Oil & Gas Corp.	7,470,948
239,145	Comstock Resources, Inc. (a)	3,618,264
175,400	Devon Energy Corp.	9,127,816
218,300	FMC Technologies, Inc. (a)	9,349,789
100,938	Pioneer Natural Resouces Co.	10,758,981

		53,042,322

FINANCIAL - 8.3%
257,900	American International Group, Inc. (a)	9,103,870
309,800	BB&T Corp.	9,018,278
1,451,000	Huntington Bankshares, Inc.	9,271,890
683,608	Lazard Ltd., Class A (Bermuda) (b)	20,398,863
321,900	TD Ameritrade Holding Corp.	5,411,139
642,620	Wells Fargo & Co. (b)	21,964,752

		75,168,792

HEALTHCARE - 3.4%
446,601	Acadia Healthcare Co., Inc. (a)	10,419,201
707,972	Brookdale Senior Living, Inc. (a)	17,925,851
1,000	Express Scripts Holding Co. (a)(b)	54,000
100,000	Quality Systems, Inc.	1,736,000

		30,135,052

Shares		Value ($)

INDUSTRIALS - 11.1%
426,418	AerCap Holdings NV (Netherlands) (a)	5,850,455
516,448	BE Aerospace, Inc. (a)	25,512,531
291,233	Colfax Corp. (a)	11,751,252
499,200	DigitalGlobe, Inc. (a)(c)	12,200,448
147,800	FedEx Corp.	13,556,216
233,417	Navistar International Corp. (a)	5,081,488
333,199	Pendrell Corp. (a)	423,163
124,027	Polypore International, Inc. (a)	5,767,255
115,700	Sensata Technologies Holding NV	3,757,936
595,500	Quanta Services, Inc. (a)	16,251,195

		100,151,939

INFORMATION TECHNOLOGY - 12.4%
223,830	Alliance Data Systems Corp. (a)(b)	32,401,631
35,148	Apple, Inc.	18,734,938
137,700	Citrix Systems, Inc. (a)	9,053,775
455,000	Facebook, Inc., Class A (a)	12,116,650
603,934	Monolithic Power Systems, Inc.	13,455,650
852,200	Symantec Corp. (a)	16,029,882
680,264	Web.Com Group, Inc. (a)	10,067,907

		111,860,433

OTHER - 1.7%
750,000	Pyxis/iBoxx Senior Loan, ETF	15,105,000

TELECOMMUNICATION SERVICES - 5.9%
480,316	SBA Communications Corp., Class A (a)(b)	34,112,042
2,333,400	Windstream Corp.	19,320,552

		53,432,594

	Total Common Stocks (Cost $659,883,821)	677,325,647

Purchased Call Options - 0.1%

HEALTHCARE - 0.1%
11,000	Express Script Holdings Co., Strike Price $57.50, Expiration 02/16/13	836,000

	Total Purchased Call Options (Cost $1,274,394)	836,000

Purchased Put Options - 0.0%

CONSUMER DISCRETIONARY - 0.0%
500	Coach, Inc. Strike Price $55.00, Expiration 01/19/13	80,000

	Total Purchased Put Options (Cost $67,856)	80,000

See accompanying Notes to Financial Statements.	5

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2012	Highland Long/Short Equity Fund

Shares		Value ($)

Registered Investment Company - 4.6%
41,213,035	Federated Prime Obligations Fund	41,213,035

	Total Registered Investment Company (Cost $41,213,035)	41,213,035

Total Investments - 79.8%		719,454,682

(Cost of $702,439,106) (d)

$304,076,124 and $129,550,000 in cash was segregated or on deposit with the brokers and custodian, respectively to cover investments sold short as of December 31, 2012 and is included in “Other Assets & Liabilities, Net”:

Short Sales - (30.5)%

CONSUMER DISCRETIONARY - (7.7)%
261,914	Brunswick Corp.	(7,619,078)
181,100	Coach, Inc.	(10,052,861)
91,000	Dick’s Sporting Goods, Inc.	(4,139,590)
58,600	Limited Brands, Inc.	(2,757,716)
309,300	Newell Rubbermaid, Inc.	(6,888,111)
33,400	Panera Bread Co., Class A (e)	(5,304,922)
106,500	Polaris Industries, Inc.	(8,961,975)
18,150	Ralph Lauren Corp.	(2,721,048)
146,300	SPDR S&P Retail, ETF	(9,130,583)
154,000	Texas Roadhouse, Inc.	(2,587,200)
94,700	Under Armour, Inc., Class A (e)	(4,595,791)
49,500	Whirlpool Corp.	(5,036,625)

		(69,795,500)

CONSUMER STAPLES - (2.8)%
175,300	Annie’s, Inc. (e)	(5,860,279)
31,900	Fresh Market, Inc. (e)	(1,534,071)
109,880	Mead Johnson Nutrition Co.	(7,239,993)
12,800	United Natural Foods Inc (e)	(685,952)
105,500	Whole Foods Market, Inc.	(9,635,315)

		(24,955,610)

ENERGY - (1.7)%
60,700	Ensco PLC	(3,598,296)
39,300	Ensco PLC, ADR SPDR S&P Oil & Gas	(2,329,704)
169,011	Exploration & Production, ETF	(9,138,425)

		(15,066,425)

FINANCIAL - (3.0)%
71,800	Allstate Corp.	(2,884,206)
242,600	First American Financial Corp.	(5,844,234)
46,600	Franklin Resources, Inc.	(5,857,620)
155,312	Greenhill & Co., Inc.	(8,074,671)
180,000	Invesco Ltd. (Bermuda)	(4,696,200)

		(27,356,931)

HEALTHCARE - (2.5)%
128,100	Health Care REIT, Inc.	(7,851,249)
25,000	Mettler-Toledo International, Inc. (e)	(4,832,500)
33,500	Zimmer Holdings, Inc.	(2,233,110)
121,200	Ventas, Inc., REIT	(7,844,064)

		(22,760,923)

Shares		Value ($)

INDUSTRIALS - (5.3)%
194,973	Air Lease Corp. (e)	(4,191,919)
140,000	GeoEye, Inc. (e)	(4,302,200)
178,900	Harsco Corp.	(4,204,150)
109,600	Kansas City Southern	(9,149,408)
81,860	Praxair, Inc.	(8,959,577)
40,100	Roper Industries, Inc.	(4,470,348)
79,300	Sherwin-Williams Co.	(12,197,926)

		(47,475,528)

INFORMATION TECHNOLOGY - (3.7)%
135,384	Fusion-io, Inc. (e)	(3,104,355)
234,600	Infosys, Ltd., SP ADR (India)	(9,923,580)
144,600	Market Vectors Semiconductor ETF	(4,660,458)
144,325	NETGEAR, Inc. (e)	(5,689,292)
75,000	Qualcomm, Inc.	(4,651,500)
182,500	ServiceNow, Inc. (e)	(5,480,475)

		(33,509,660)

MATERIALS - (1.2)%
226,066	Kronos Worldwide, Inc.	(4,408,287)
22,296	NewMarket Corp.	(5,846,011)

		(10,254,298)

OTHER - (2.6)%
233,600	iShares Core S&P Mid-Cap ETF	(23,757,120)

	Total Investments sold short (Proceeds $271,298,416)	$(274,931,995)

Other Assets & Liabilities, Net - 50.7%		$457,556,080

Net Assets - 100.0%		$902,078,767

(a)	Non-income producing security.
(b)	All or part of this security is pledged as collateral for short sales. The market value of the securities pledged as collateral was $73,834,730.
(c)	Securities (or a portion of securities) on loan. As of December 31, 2012, the market value of securities loaned was $288,930. The loaned securities were secured with cash collateral of $298,506.
(d)	Cost for U.S. federal income tax purposes is $702,439,106.
(e)	No dividend payable on security sold short.

ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt
SPDR	Standard & Poor’s Depositary Receipts

Transactions in written options for the six months ended December 31, 2012 were as follows:

	Number of Contracts	Premium
Outstanding, June 30, 2012	—	$—
Call Options Written	17,464	998,231
Put Options Written	3,440	3,061,002
Call Options Closed	(4,550)	(789,287)
Call Options Expired	(12,914)	(208,944)
Call Options Exercised	—	—
Put Options Closed	(3,440)	(3,061,002)
Outstanding, December 31, 2012	—	$—

6	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2012	Highland Long/Short Healthcare Fund

Principal ($)		Value ($)

US Senior Loans (a) - 0.9%

HEALTHCARE - 0.9%

Healthcare Services - 0.9%
400,000	CNS Response, Inc., Term Loan, 9.0%, 02/25/13 (b)(c)	160,000
400,000	CNS Response, Inc., Term Loan, 9.0%, 11/11/13 (b)(c)	160,000

		320,000

	Total US Senior Loans (Cost $800,000)	320,000

Shares

Common Stocks - 97.5%

CONSUMER STAPLES - 1.3%
12,950	Walgreen Co.	479,280

HEALTHCARE - 96.2%

Biotechnology - 18.9%
62,286	ACADIA Pharmaceuticals, Inc. (d)	289,630
89,000	ACADIA Pharmaceuticals, Inc. (d)	413,850
27,403	Achillion Pharmaceuticals, Inc. (d)(e)	219,772
48,803	BioMimetic Therapeutics, Inc. (d)(e)	353,334
8,460	Gilead Sciences, Inc. (d)(e)	621,387
242,070	Horizon Pharma, Inc. (d)	564,023
15,762	Jazz Pharmaceuticals PLC (Ireland) (d)(e)	838,538
58,137	NPS Pharmaceuticals, Inc. (d)(e)	529,047
207,000	NuPathe, Inc. (c)(d)	699,660
9,804	Onyx Pharmaceuticals, Inc. (d)(e)	740,496
8,474	Pharmacyclics, Inc. (d)(e)	490,645
10,981	Vertex Pharmaceuticals, Inc. (d)(e)	460,543
206,909	Xoma Corp. (d)	495,547

		6,716,472

Healthcare Equipment - 20.3%
17,060	Abaxis, Inc. (e)	632,926
27,095	ArthroCare Corp. (d)(e)	937,216
1,068,076	Genesys Ventures IA, L.P. (b)(c)(d)	1,794,368
16,989	Hologic, Inc. (d)(e)	340,290
3,874	Intuitive Surgical, Inc. (c)(d)(e)	1,899,693
94,157	Novadaq Technologies, Inc. (Canada) (d)	836,114
12,027	Sirona Dental Systems, Inc. (d)(e)	775,260

		7,215,867

Healthcare Facilities - 13.9%
47,197	Acadia Healthcare Co., Inc. (d)(e)	1,101,106
47,875	Adcare Health Systems, Inc. (d)(e)	227,405
76,121	Brookdale Senior Living, Inc. (d)(e)	1,927,384
57,168	Emeritus Corp. (d)(e)	1,413,193

Shares		Value ($)

Healthcare (continued)
21,975	Vanguard Health Systems, Inc. (d)(e)	269,194

		4,938,282

Healthcare Providers & Services - 5.4%
92,524	BioScrip, Inc. (d)(e)	996,483
10,413	Express Scripts Holding Co. (d)(e)	562,302
52,935	OraSure Technologies, Inc. (d)(e)	380,073

		1,938,858

Healthcare Services - 9.6%
22,698	CNS Response, Inc. (b)(d)	11,009
22,872	IPC The Hospitalist Co., Inc. (d)(e)	908,247
24,302	MEDNAX, Inc. (d)(e)	1,932,495
19,699	Team Health Holdings, Inc. (d)(e)	566,740

		3,418,491

Healthcare Supplies - 1.0%
19,461	Alere, Inc. (d)(e)	360,028

Healthcare Technology - 5.7%
6,480	athenahealth, Inc. (d)	475,956
20,347	HealthStream, Inc. (d)(e)	494,636
41,527	Vocera Communications, Inc. (d)(e)	1,042,328

		2,012,920

Life Sciences Tools & Services - 11.0%
14,852	Charles River Laboratories International, Inc. (d)(e)	556,504
29,357	Fluidigm Corp. (d)(e)	420,099
13,597	ICON PLC SP ADR (d)(e)	377,453
65,800	PAREXEL International Corp. (d)(e)	1,947,022
39,031	WuXi PharmaTech Cayman, Inc., ADR (d)(e)	614,738

		3,915,816

Managed Healthcare - 3.5%
17,501	Health Net, Inc. (d)(e)	425,274
12,226	Humana, Inc. (e)	839,070

		1,264,344

Pharmaceuticals - 6.9%
55,645	Endocyte, Inc. (d)(e)	499,692
370,342	NuPathe, Inc. (d)	1,251,756
40,610	Pacira Pharmaceuticals, Inc. (d)(e)	709,457

		2,460,905

		34,241,983

	Total Common Stocks (Cost $33,423,088)	34,721,263

See accompanying Notes to Financial Statements.	7

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2012	Highland Long/Short Healthcare Fund

Units		Value ($)
Warrants - 8.2%

HEALTHCARE - 8.2%

Life Sciences Tools & Services - 0.5%
177,478	Delcath Systems, Inc., Expiration 05/25/17 (c)	110,959
40,000	Pluristem Therapeutics, Inc., Expiration 01/27/16 (c)	50,744
30,000	pSivida Corp., Expiration 01/19/16 (c)	6,261

		167,964

Biotechnology - 5.2%
94,204	Discovery Laboratories, Inc., Expiration 02/16/16 (c)	78,378
96,509	Galectin Therapeutics, Inc., Expiration 03/28/17	47,149
121,816	MediciNova, Inc., Expiration 03/24/16 (c)	64,197
690,000	NuPathe, lnc., Expiration 09/26/17 (c)	1,671,594

		1,861,318

Pharmaceuticals - 2.5%
37,955	ADVENTRX Pharamceuticals, Inc., Expiration 01/07/16 (c)	3,158
252,549	Horizon Pharmaceuticals, Expiration 09/20/17 (c)	46,722
521,727	Neostem, Inc., Expiration 07/19/16 (c)	97,720
271,081	Threshold Pharmaceuticals, Inc., Expiration 03/11/16 (c)	723,840

		871,440

	Total Warrants (Cost $91,737)	2,900,722

Shares
Registered Investment Company - 0.4%
155,405	Federated Prime Obligations Fund	155,405

	Total Registered Investment Company (Cost $155,405)	155,405

Total Investments - 107.0%		38,097,390

(Cost of $34,470,230) (f)

$5,157,328 and $1,250,000 in cash was segregated or on deposit with the brokers and custodian, respectively to cover instruments sold short as of December 31, 2012 and is included in “Other Assets & Liabilities, Net”:

Short Sales - (61.5)%

CONSUMER DISCRETIONARY - (1.3)%
3,059	PetSmart, Inc.	(209,052)
4,155	Vitamin Shoppe, Inc. (g)	(238,331)

		(447,383)

Shares		Value ($)

HEALTHCARE - (37.4)%
Biotechnology - (9.0)%
9,204	Amgen, Inc.	(794,489)
32,502	Incyte Corp., Ltd. (g)	(539,858)
12,210	Seattle Genetics, Inc. (g)	(283,272)
209,251	Threshold Pharmaceuticals, Inc. (g)	(880,947)
11,595	United Therapeutics Corp. (g)	(619,405)
24,990	Vical, Inc. (g)	(72,721)

		(3,190,692)

Healthcare Equipment - (7.5)%
10,000	Becton, Dickinson and Co.	(781,900)
16,650	CareFusion Corp. (g)	(475,857)
5,924	IDEXX Laboratories, Inc. (g)	(549,747)
22,756	Masimo Corp.	(478,104)
5,736	Varian Medical Systems, Inc. (g)	(402,897)

		(2,688,505)

Healthcare Facilities - (2.8)%
9,884	Community Health Systems, Inc.	(303,834)
24,359	Kindred Healthcare, Inc. (g)	(263,565)
44,666	Select Medical Holdings Corp.	(421,200)

		(988,599)

Healthcare Services - (3.0)%
6,102	DaVita Healthcare Partners, Inc. (g)	(674,454)
20,636	Gentiva Health Services, Inc. (g)	(207,392)
3,420	Quest Diagnostics, Inc.	(199,283)

		(1,081,129)

Healthcare Supplies - (1.9)%
12,080	West Pharmaceutical Services, Inc.	(661,380)

Life Sciences Tools & Services - (1.6)%
6,750	Waters Corp. (g)	(588,060)

Managed Healthcare - (3.5)%
8,131	UnitedHealth Group, Inc.	(441,025)
12,987	WellPoint, Inc.	(791,168)

		(1,232,193)

Pharmaceuticals - (8.1)%
14,707	Abbott Laboratories	(963,309)
53,084	Acura Pharmaceuticals, Inc. (g)	(117,846)
27,803	Bristol-Myers Squibb Co.	(906,100)
12,972	Forest Laboratories, Inc. (g)	(458,171)
13,079	Hi-Tech Pharmacal Co., Inc.	(457,504)

		(2,902,930)

		(13,333,488)

INDUSTRIALS - (0.5)%
3,109	Pall Corp.	(187,348)

8	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2012	Highland Long/Short Healthcare Fund

Shares		Value ($)
Short Sales (continued)
OTHER - (22.3)%
94,000	iShares Russell 2000 Index Fund, ETF	(7,925,873)

	Total Investments sold short (Proceeds $21,775,390)	(21,894,092)

Other Assets & Liabilities, Net - 54.5%		19,397,382

Net Assets - 100.0%		35,600,680

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Highland Long/Short Healthcare Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise identified, all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at December 31, 2012. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(b)	Affiliated issuer. Under Section 2(a)(3) of the 1940 Act, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stocks. Assets with a total aggregated market value of $2,125,377, or 6.0% of net assets, were affiliated with the Fund as of December 31, 2012.
(c)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate market value of $7,567,294, or 21.3% of net assets, were valued under the Fund’s valuation procedures as of December 31, 2012.
(d)	Non-income producing security.
(e)	All or part of this security is pledged as collateral for short sales. The market value of the securities pledged as collateral was $21,729,240.
(f)	Cost for U.S. federal income tax purposes is $34,470,230.
(g)	No dividend payable on security sold short.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
SP ADR	Sponsored American Depositary Receipt

Transactions in written options for the six months ended December 31, 2012 were as follows:

	Number of Contracts	Premium
Outstanding, June 30, 2012	—	$—
Put Options Written	1,939	616,167
Put Options Closed	(1,939)	(616,167)
Outstanding, December 31, 2012	—	$—

See accompanying Notes to Financial Statements.	9

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2012	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
US Senior Loans (a) - 63.6%

AEROSPACE - 3.7%
12,507,772	Delta Air Lines, Inc. Term B-1 Loan, 5.25%, 10/18/18	12,642,231
5,578,425	TransDigm, Inc. Tranche B-1 Term Loan, 4.00%, 02/14/17	5,619,008
1,331,481	Tranche B-2 Term Loan, 4.00%, 02/14/17	1,342,965

		19,604,204

BROADCASTING - 3.4%
1,985,000	Charter Communications Operating, LLC Term D Loan, 4.00%, 05/15/19	2,005,594
5,448,553	ComCorp Broadcasting, Inc. Term Loan, 9.00%, 04/03/13 (b) (c)	5,278,733
4,004,626	Cumulus Media Holdings, Inc. First Lien Term Loan, 4.50%, 09/30/18 (d)	4,023,690
6,709,257	Univision Communications, Inc. Extended First-Lien Term Loan, 4.46%, 03/31/17	6,611,771

		17,919,788

CABLE/WIRELESS VIDEO - 1.1%
43,239,710	Broadstripe, LLC First Lien Term Loan (c) (e)	4,181,280
17,625,516	First Lien Term Loan (c) (e)	1,704,387
1,800,892	Revolver (c) (e)	174,146

		6,059,813

CHEMICALS - 5.2%
9,925,000	Ineos US Finance LLC Dollar Term Loan, 6.50%, 05/04/18	10,046,284
6,000,000	PQ Corp. Term Loan B, 5.25%, 04/15/17	6,042,090
5,770,524	W.R. Grace & Co. 5 Year Revolver (e)	11,252,522

		27,340,896

CONSUMER DURABLES - 0.8%
4,000,000	Tempur-Pedic International, Inc. Term Loan B, 11/20/19 (d)	4,056,440

CONSUMER PRODUCTS - 0.2%
500,000	PVH Corp. New Term Loan B, 12/31/19 (d)	503,473
500,000	Spectrum Brands, Inc. Initial U.S. Term Loan, 11/06/19 (d)	505,820

		1,009,293

DIVERSIFIED MEDIA - 1.6%
10,308,294	Cengage Learning Acquisitions, Inc. Tranche B Term Loan, 5.72%, 07/05/17	8,011,503
2,978,323	Endurance Business Media, Inc. Term Loan, 6.50%, 12/14/14	595,665

		8,607,168

Principal Amount ($)		Value ($)

ENERGY - 2.4%
9,362,341	PL Propylooene LLC Tranche B Term Loan, 7.00%, 03/27/17	9,514,479
3,000,000	Plains Exploration & Production Co. 7-Year Term Loan, 4.00%, 11/30/19	3,016,890

		12,531,369

FINANCIAL - 3.0%
5,000,000	Cunningham Lindsey U.S., Inc. First Lien Initial Term Loan, 5.00%, 12/10/19 (d)	5,043,750
1,500,000	GMACM Borrower LLC Term A-1 Loan, 5.00%, 11/15/13	1,507,965
500,000	Term A-2 Loan, 6.75%, 11/15/13	505,470
3,970,000	LPL Holdings, Inc. Initial Tranche B Term Loan, 4.00%, 03/29/19	4,014,663
4,750,000	Nuveen Investments, Inc. Additional Extended First-Lien Term Loan, 5.81%, 05/13/17	4,779,094

		15,850,942

FOOD AND DRUG - 0.6%
3,375,936	Rite Aid Corp. Tranche 5 Term Loan, 4.50%, 03/03/18	3,374,890

FOOD/TOBACCO - 1.2%
2,493,750	Burger King Corp. Tranche B Term Loan, 3.75%, 09/28/19	2,511,057
1,959,799	Dean Foods Co. Extended Tranche B Term Loan, 5.25%, 04/02/16	1,962,249
1,959,799	Extended Tranche B Term Loan, 5.50%, 04/02/17	1,960,416

		6,433,722

GAMING/LEISURE - 1.7%
23,243,312	Ginn LA Conduit Lender, Inc. First Lien Tranche A Credit-Linked Deposit (e)	581,083
49,819,311	First Lien Tranche B Term Loan (e)	1,245,483
7,000,000	Second Lien Term Loan (c) (e)	—
9,390,076	LLV Holdco, LLC Exit Revolving Loan, PIK, 5.00%, 12/31/15 (b) (c) (f)	6,762,733
613,197	Tamarack Resort, LLC Term Loan (e)	521,217
18,000,000	WAICCS Las Vegas 3, LLC Second Lien Term Loan (e)	90,000

		9,200,516

10	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2012	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)

US Senior Loans (continued)

HEALTHCARE - 10.5%
30,278,471	CCS Medical, Inc. First Lien Term Loan, 8.25%, 03/31/15 (b)	29,672,902
5,655,213	HCA, Inc. Tranche B-3 Term Loan, 3.46%, 05/01/18	5,677,184
4,950,000	Health Management Associates, Inc. Term B Loan, 4.50%, 11/16/18	4,996,753
9,423,609	Kinetic Concepts, Inc. Dollar Term C-1 Loan, 5.50%, 05/04/18	9,544,325
4,726,250	Select Medical Corp. Series A Tranche B Term Loan, 5.50%, 06/01/18	4,758,152
1,011,390	Universal Health Services, Inc. Tranche B Term Loan, 3.75%, 11/15/16	1,019,400

		55,668,716

HOUSING - 1.5%
8,000,000	EH/Transeastern, LLC/TE TOUSA Term Loan (c) (e)	4,000,000
333,612	Las Vegas Land Holdings, LLC Term Loan, 2.31%, 03/31/16	295,247
8,368,601	LBREP/L-Suncal Master I, LLC First Lien Term Loan (e)	1,016,785
1,368,929	Nevada Land Group, LLC First Lien Initial Loan, PIK, 40.21%, 11/10/13	1,375,773
1,863,601	Second Lien Initial Loan, 10.00%, 11/12/13 (f)	1,532,812

		8,220,617

INFORMATION TECHNOLOGY - 5.7%
8,423,107	Commscope, Inc. Tranche 1 Term Loan, 4.25%, 01/14/18	8,488,007
1,539,286	Dealer Computer Services, Inc. Tranche B Term Loan, 3.75%, 04/21/18	1,547,559
10,500,000	Kronos, Inc. First Lien Initial Term Loan, 5.50%, 10/30/19	10,639,493
3,500,000	Second Lien Initial Term Loan, 9.75%, 04/25/20	3,508,750
925,717	Novell, Inc. First Lien Term Facility, 7.25%, 11/22/17	935,899
1,000,000	RP Crown Parent, LLC First Lien Term Loan, 12/14/18 (d)	1,001,375
1,250,000	SunGard Data Systems, Inc. Tranche D Term Loan, 01/31/20 (d)	1,262,500
2,871,143	Vertafore, Inc. First Lien Term Loan, 5.25%, 07/29/16	2,901,060

		30,284,643

Principal Amount ($)		Value ($)

MANUFACTURING - 0.4%
2,238,654	Tomkins, LLC/Tomkins, Inc. Term B-1 Loan, 4.25%, 09/29/16	2,256,373

RETAIL - 5.1%
2,000,000	Bass Pro Group, LLC Term Loan, 11/15/19 (d)	2,006,710
3,971,844	Burlington Coat Factory Warehouse Corporation Term B-1 Loan, 5.50%, 02/23/17	4,011,562
13,385,852	Guitar Center, Inc. Extended Term Loan, 5.56%, 04/09/17	12,947,465
3,793,969	Michaels Stores, Inc. B-2 Term Loan, 4.81%, 07/31/16	3,834,545
2,000,000	B-3 Term Loan, 4.81%, 07/31/16	2,021,390
2,075,000	The Neiman Marcus Group, Inc. Term Loan, 4.75%, 05/16/18	2,081,142

		26,902,814

SERVICE - 9.6%
308,650	Coinmach Service Corp. Delayed Draw Term Loan, 11/14/14 (d)	301,705
4,428,924	Term Loan, 11/14/14 (d)	4,329,273
9,250,000	EnergySolutions, LLC Term Loan, 6.25%, 08/15/16	8,941,096
7,523,155	First Data Corp. 2017 Dollar Term Loan, 5.21%, 03/24/17	7,407,938
2,500,000	2018 Dollar Term Loan, 4.21%, 03/23/18	2,383,388
2,000,000	2018B Term Loan, 5.21%, 09/24/18	1,966,430
997,455	IMS Health, Inc. Tranche B Dollar Term Loan, 4.50%, 08/26/17	1,007,006
8,380,501	Sabre, Inc. Extended Term Loan, 5.96%, 09/30/17	8,455,296
17,000,000	Travelport, LLC Tranche S Term Loan, 5.06%, 08/23/15	16,415,625

		51,207,757

TELECOMMUNICATIONS - 1.6%
2,000,000	Knowledgepoint360 Group, LLC Second Lien Term Loan, 7.31%, 04/13/15 (c)	1,450,000
5,500,000	Level 3 Financing, Inc. Tranche B 2019 Term Loan, 5.25%, 08/01/19	5,565,313
1,513,186	MetroPCS Wireless, Inc. Tranche B-3 Term Loan, 4.00%, 03/19/18	1,519,405

		8,534,718

TRANSPORTATION - AUTOMOTIVE - 0.5%
2,527,105	Key Safety Systems, Inc. First Lien Term Loan, 2.51%, 03/08/14	2,506,888

TRANSPORTATION - LAND TRANSPORTATION - 0.0%
25,099	JHT Holdings, Inc Second Lien Term Loan, PIK, 12.50%, 10/24/13 (c)	21,186

See accompanying Notes to Financial Statements.	11

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2012	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)

UTILITY - 3.8%
5,000,000	ADS Waste Holdings, Inc. 5.25%, 10/09/19	5,068,750
249,365	Calpine Corp. Term Loan, 4.50%, 04/01/18	252,243
22,305,782	Texas Competitive Electric Holdings Co., LLC 2017 Term Loan Extending, 4.75%, 10/10/17	14,916,992

		20,237,985

	Total US Senior Loans (Cost $511,787,852)	337,830,738

Foreign Denominated or Domiciled Senior Loans (a) - 8.3%

CANADA - 3.8%
USD
2,481,250	Tervita Corp. Series A Term Loan, 6.50%, 11/14/14	2,492,626
15,138,782	Term Loan, 3.21%, 11/14/14	14,946,368
3,000,000	Valeant Pharmaceuticals International, Inc. Series C Tranche B Term Loan, 4.25%, 09/27/19	3,021,555

		20,460,549

FRANCE - 0.3%
EUR
1,406,202	Vivarte Acquisition/Capex Facility, 2.77%, 03/08/16	1,480,822

GERMANY - 0.1%
EUR
345,654	Schieder Mobel Holding, GmbH Delayed Draw Term Loan (c) (e)	317,947

IRELAND - 1.2%
USD
6,343,972	SSI Investments II Ltd. Term Loan, 5.00%, 05/26/17	6,415,342

NETHERLANDS - 1.7%
USD
6,895,076	Sensata Technology BV/Sensata Technology Finance Company, LLC Term Loan, 3.75%, 05/12/18 (d)	6,942,479
1,563,571	Tronox Pigments Closing Date Term Loan, 4.25%, 02/08/18	1,582,147
426,429	Delayed Draw Term Loan, 4.25%, 02/08/18	431,495

		8,956,121

UNITED KINGDOM - 0.4%
GBP
71,334	Henson No. 4 Ltd. Facility B (e)	—
983,124	Facility B (c) (e)	106,271
77,750	Facility C (e)	—
976,709	Facility C (c) (e)	105,577
1,241,691	United Biscuits Holdco Ltd. Facility B1, 2.75%, 12/15/14	2,002,459

		2,214,307

Principal Amount		Value ($)

UNITED STATES - 0.8%
GBP
2,798,718	Knowledgepoint360 Group, LLC First Lien U.K. Term Loan, 3.78%, 04/13/14 (c)	4,047,042

	Total Foreign Denominated or Domiciled Senior Loans (Cost $49,045,714)	43,892,130

US Denominated Asset-Backed Securities (g) - 9.8%
2,000,000	ABCLO, Ltd. Series 2007-1A, Class C, 2.19%, 04/15/21 (h)	1,675,450
4,800,000	ACA CLO, Ltd. Series 2006-2A, Class B, 1.04%, 01/20/21 (h)	4,176,000
2,000,000	Series 2007-1A, Class D, 2.69%, 06/15/22 (h)	1,650,000
1,500,000	ACAS CLO, Ltd. Series 2007-1A, Class D, 4.57%, 04/20/21 (h)	1,235,550
1,000,000	Apidos CDO Series 2007-5A, Class C, 1.79%, 04/15/21 (h)	807,800
1,000,000	Avery Street CLO Series 2006-1A, Class D, 2.18%, 04/05/18 (h)	830,000
2,000,000	Babson CLO, Inc. Series 2005-2A, Class C1, 2.02%, 07/20/19 (h)	1,767,500
1,000,000	Babson CLO, Ltd. Series 2007-2A, Class E, 3.99%, 04/15/21	845,500
2,000,000	Babson Mid-Market CLO, Ltd. Series 2007-2A, Class D, 2.04%, 04/15/21 (h)	1,680,000
1,000,000	Catamaran CLO, Ltd. Series 2012-1A, Class D, 5.01%, 12/20/23 (h)	927,500
1,000,000	Cent CDO, Ltd. Series 2007-14A, Class D, 1.64%, 04/15/21 (h)	750,000
3,000,000	Series 2007-15A, Class C, 2.56%, 03/11/21 (h)	2,478,120
2,000,000	ColumbusNova CLO, Ltd. Series 2007- 1A, Class D, 1.66%, 05/16/19 (h)	1,570,000
2,500,000	Cornerstone CLO, Ltd. Series 2007-1A, Class C, 2.74%, 07/15/21 (h)	2,057,750
3,000,000	Eastland CLO, Ltd. Series 2007-1A, Class C, 1.81%, 05/01/22 (h)	2,042,541
1,500,000	Golden Knight CDO, Ltd. Series 2007-2A, Class D, 1.74%, 04/15/19 (h)	1,245,000
2,000,000	Goldman Sachs Asset Management CLO, PLC, Series 2007-1A, Class D, 3.06%, 08/01/22 (h)	1,740,000
1,695,322	Series 2007-1A, Class E, 5.31%, 08/01/22 (h)	1,474,930
814,466	Greywolf CLO, Ltd. Series 2007-1A, Class E, 4.26%, 02/18/21 (h)	712,658

12	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2012	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
US Denominated Asset-Backed Securities (continued)
2,000,000	Hewett’s Island CLO, Ltd. Series 2006-5A, Class D, 1.76%, 12/05/18 (h)	1,677,500
1,000,000	ING Investment Management Series 2006-3A, Class C, 1.78%, 12/13/20 (h)	841,500
6,000,000	Series 2007-5A, Class B, 1.41%, 05/01/22 (h)	5,127,000
1,000,000	Inwood Park CDO, Ltd. Series 2006-1A, Class E, 3.82%, 01/20/21 (h)	780,000
1,000,000	Landmark CDO Series 2007-9A, Class E, 3.84%, 04/15/21 (h)	787,700
835,038	Navigator CDO, Ltd. Series 2006-2A, Class D, 3.81%, 09/20/20 (h)	681,186
1,000,000	Oak Hill Credit Partners Series 2012-7A, Class D, 4.34%, 11/20/23 (h)	937,600
2,019,001	Silver Creek Funding Ltd. Series 2003-1A, Class A1, 1.11%, 02/25/16 (h)	1,973,573
2,000,000	Stanfield Daytona CLO, Ltd. Series 2007-1A, Class B1L, 1.66%, 04/27/21 (h)	1,599,600
3,000,000	Stanfield McLaren CLO, Ltd. Series 2007-1A, Class B1L, 2.71%, 02/27/21 (h)	2,538,300
6,000,000	Stone Tower CLO, Ltd. Series 2007-6A, Class C, 1.68%, 04/17/21 (h)	4,710,000
1,000,000	Trimaran CLO, Corp. Series 2006-1A, Class D, 2.16%, 03/15/18 (h)	885,750

	Total US Denominated Asset-Backed Securities (Cost $47,215,284)	52,206,008

Corporate Notes and Bonds - 4.3%

CHEMICALS - 2.1%
5,325,000	Ineos Finance PLC 8.38%, 02/15/19 (h)	5,757,656
5,000,000	Sawgrass Merger Sub, Inc. 8.75%, 12/15/20 (h)	5,062,500

		10,820,156

DIVERSIFIED MEDIA - 0.5%
3,000,000	Cengage Learning Acquisitions Inc 11.50%, 04/15/20 (h)	2,602,500

ENERGY - 0.5%
3,000,000	Venoco, Inc. 8.88%, 02/15/19	2,827,500

MEDIA/TELECOMMUNICATIONS - 0.2%
1,000,000	Univision Communications Inc 6.75%, 09/15/22 (h)	1,037,500

SERVICE - 0.5%
2,500,000	Sabre, Inc. 8.50%, 05/15/19 (h)	2,671,875

Principal Amount ($)		Value ($)

TRANSPORTATION - 0.5%
2,580,000	Visteon Corp. 6.75%, 04/15/19	2,760,600

	Total Corporate Notes and Bonds (Cost $22,453,680)	22,720,131

Claims (c) (i) - 0.0%

Shares
OTHER - 0.0%
1,536,300	Hillcrest IV	—

	Total Claims (Cost $1,536,300)	—

Common Stocks - 15.9%
BROADCASTING - 3.7%
304,726	Communications Corp. of America (b) (c) (i)	94,069
5,160	Young Broadcasting Holding Co., Inc., Class A (b) (i)	19,479,000

		19,573,069

CHEMICALS - 0.0%
11	Lyondell Chemical Co., Class A	628

DIVERSIFIED MEDIA - 3.6%
4,921	Endurance Business Media, Inc., Class A (i)	54,133
501,736	Metro-Goldwyn-Mayer, Inc., Class A (i)	19,128,685

		19,182,818

ENERGY - 0.1%
1,118,286	Value Creation, Inc. (i)	405,379

FINANCIAL - 2.9%
750,000	Pyxis/IBoxx Senior Loan ETF	15,105,000

GAMING/LEISURE - 0.0%
44	LLV Holdco, LLC (b) (c) (i)	—
34,512	LLV Holdco, LLC - Series A Membership Interest (b) (c) (i)	—
436	LLV Holdco, LLC - Series B Membership Interest (b) (c) (i)	—
8	Nevada Land Group, LLC (c) (i)	121,528

		121,528

HEALTHCARE - 2.6%
207,031	CCS Medical, Inc. (b) (c) (i)	14,005,647

HOUSING - 0.8%
1,648,350	CCD Equity Partners, LLC (c) (i)	3,758,238
5,000,000	KAG Property LLC (c) (i)	325,000
880,996	Las Vegas Land Holdings, LLC (i)	242,274

		4,325,512

RETAIL - 1.9%
578,225	Spirit Realty Capital Inc	10,280,841

TELECOMMUNICATIONS - 0.3%
180,540	Fairpoint Communications, Inc. (i)	1,433,488

TRANSPORTATION - LAND TRANSPORTATION - 0.0%
2,023	JHT Holdings, Inc (c) (i)	—

UTILITY - 0.0%
286,159	Entegra TC, LLC (i)	64,386

	Total Common Stocks (Cost $392,475,316)	84,498,296

See accompanying Notes to Financial Statements.	13

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2012	Highland Floating Rate Opportunities Fund

Units		Value ($)
Warrants (i) - 0.0%

BROADCASTING - 0.0%
1,834	LLV Holdco, LLC - Series C Membership Interest, expires 07/15/15 (b) (c)	—
2,522	LLV Holdco, LLC - Series D Membership Interest, expires 07/15/15 (b) (c)	—
2,819	LLV Holdco, LLC - Series E Membership Interest, expires 07/15/15 (b) (c)	—
3,172	LLV Holdco, LLC - Series F Membership Interest, expires 07/15/15 (b) (c)	—
3,594	LLV Holdco, LLC - Series G Membership Interest, expires 07/15/15 (b) (c)	—
9	Young Broadcasting Holding Co., Inc., expires 12/24/24 (b)	33,975

	Total Warrants (Cost $18,834)	33,975

Other (i) (j) - 0.4%
3,791,858	Wind Telecomunicazione S.P.A. Trade Claim Facility 3692 (e)	2,239,566

	Total Other (Cost $3,248,963)	2,239,566

Shares
Registered Investment Company - 1.3%
6,855,615	Federated Prime Obligation Fund	6,855,615

	Total Registered Investment Company (Cost $6,855,615)	6,855,615

Total Investments - 103.6%		550,276,459

(Cost of $1,034,637,558) (k)
Other Assets & Liabilities, Net - (3.6)%		(19,219,428)

Net Assets - 100.0%		531,057,031

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Highland Floating Rate Opportunities Fund (the “Fund”) invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise identified by (g), all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at December 31, 2012. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy less than the maturity shown.
(b)	Affiliated issuer. Assets with a total aggregate market value of $75,327,059 or 14.2% of net assets, were affiliated with the Fund as of December 31, 2012. See Note 10.

(c)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”) or its designees in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate market value of $46,453,784, or 8.7% of net assets, were fair valued as under the Fund’s valuation procedures of December 31, 2012.
(d)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(e)	The issuer is, or in danger of being, in default of its payment obligation. Income is not being accrued.
(f)	Fixed rate senior loan.
(g)	Floating rate asset. The interest rate shown reflects the rate in effect at December 31, 2012.
(h)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At December 31, 2012, these securities amounted to $68,492,539 or 12.9% of net assets.
(i)	Non-income producing security.
(j)	These positions represent claims that have been filed with the United States Bankruptcy Court Southern District of New York against Lehman Commercial Paper, Inc. UK Branch.
(k)	Cost for U.S. federal income tax purposes is $1,054,510,228.

ETF	Exchange Traded Fund
EUR	Euro Currency
GBP	Great Britain Pound
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
PIK	Payment-in-Kind
PNC	PNC Financial Services

Forward foreign currency contracts outstanding as of December 31, 2012 were as follows:

Contracts to Buy or to Sell	Currency	Counter- party	Principal Amount Covered by Contracts	Expiration	Net Unrealized Appreciation/ (Depreciation)*
Sell	EUR	PNC	(1,485,000)	02/01/13	(136,513)
Sell	GBP	PNC	(7,800,000)	02/01/13	(420,281)

					$(556,794)

*	The primary risk exposure is foreign exchange contracts (see Notes 2 and 12).

Foreign Denominated Senior Loans

Industry Concentration Table:

(% of Net Assets)

Service	3.3%
Manufacturing	1.3%
Information Technology	1.2%
Telecommunications	0.8%
Healthcare	0.5%
Chemicals	0.4%
Food/Tobacco	0.4%
Retail	0.3%
Consumer Durables	0.1%

Total	8.3%

14	See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2012 (unaudited)	Highland Funds I

	Highland Long/ Short Equity Fund ($)	Highland Long/Short Healthcare Fund ($)	Highland Floating Rate Opportunities Fund ($)
Assets:
Unaffiliated investments, at value (cost $702,439,106, $32,413,961 and $671,312,851, respectively)	719,454,682	35,972,013	474,949,400
Affiliated investments, at value (cost $0, $2,056,269, and 363,324,707, respectively) (Note 10)	—	2,125,377	75,327,059

Total investments, at value (cost $702,439,106, $34,470,230, and $1,034,637,558, respectively)*	719,454,682	38,097,390	550,276,459
Cash and foreign currency**	—	—	177,846
Restricted cash (Note 2)	433,626,124	6,407,328	—
Cash held as collateral for securities on loan (Note 8)	298,506	—	—
Receivable for:
Investments sold	69,488,436	17,927,926	34,093,459
Dividend and interest	722,785	156,021	2,888,471
Receivable from Investment Adviser (Note 4)	—	—	124,277
Fund shares sold	3,563,301	38,483	184,291
Capital Contributions (Note 1)	—	107,340	—
Prepaid expenses	139,282	23,427	80,190
Prepaid litigation fee	—	—	322,187
Other assets	503,206	—	—

Total assets	1,227,796,322	62,757,915	588,147,180

Liabilities:
Notes payable (Note 8)	—	—	25,000,000
Securities sold short, at value (proceeds $271,298,416 and $21,775,390, respectively) (Note 2 and 12)	274,931,995	21,894,092	—
Unrealized depreciation on forward foreign currency contracts	—	—	556,794

Payables for:
Upon receipt of securities on loan (Note 7)	298,506	—	—
Investments purchased	44,870,335	4,771,940	27,143,009
Fund shares redeemed	4,341,198	361,480	2,623,164
Accrued dividends on securities sold short	204,081	—	—
Distributions to shareholders	145	—	1,016,028
Investment advisory fees (Note 4)	756,204	31,880	—
Administration fees (Note 4)	151,241	6,377	92,855
Trustees’ fees (Note 4)	11,624	3,509	21,626
Distribution and service fees (Note 4)	65,426	6,453	162,256
Interest expense (Note 8)	—	—	123,375
Accrued expenses and other liabilities	86,800	81,504	351,042

Total liabilities	325,717,555	27,157,235	57,090,149

Net Assets	902,078,767	35,600,680	531,057,031

*	Includes market value of securities on loan of $288,930 for the Long/Short Equity Fund.
**	Foreign currency held at cost is $133,819 for the Highland Floating Rate Opportunities Fund.

See accompanying Notes to Financial Statements.	15

STATEMENTS OF ASSETS AND LIABILITIES (continued)

As of December 31, 2012 (unaudited)	Highland Funds I

	Highland Long/ Short Equity Fund ($)		Highland Long/ Short Healthcare Fund ($)		Highland Floating Rate Opportunities Fund ($)
Composition of Net Assets:
Par value (Note 1)	81,312		3,606		72,906
Paid-in capital	903,460,789		47,874,393		1,929,374,179
Accumulated net investment loss	(4,648,028)		(1,693,053)		(20,298,198)
Accumulated net realized gain/(loss) from investments, short positions, purchased options, written options, swaps and foreign currency transactions and capital gain distributions received	(10,197,303)		(14,092,743)		(893,264,149)
Net unrealized appreciation/(depreciation) on investments, short positions, purchased options, written options and foreign currency transactions	13,381,997		3,508,477		(484,827,707)

Net Assets	902,078,767		35,600,680		531,057,031

Class A
Net assets	219,542,610		16,981,827		185,024,877
Shares outstanding (unlimited authorization)	20,019,031		1,720,078		25,396,553
Net asset value per share (Net assets/shares outstanding)	10.97	(a)	9.87	(a)	7.29	(a)
Maximum offering price per share (100 / 94.50 of $10.97, $9.87 and 100/96.50 of $7.29, respectively)	11.61	(b)	10.44	(b)	7.55	(b)

Class B
Net assets	—		—		1,435,418
Shares outstanding (unlimited authorization)	—		—		197,130
Net asset value, offering price per share (Net assets/shares outstanding)	—		—		7.28

Class C
Net assets	51,774,065		6,591,496		307,679,195
Shares outstanding (unlimited authorization)	4,886,620		687,346		42,241,587
Net asset value and offering price per share (Net assets/shares outstanding)	10.60	(a)	9.59	(a)	7.28	(a)

Class Z
Net assets	630,762,092		12,027,357		36,917,541
Shares outstanding (unlimited authorization)	56,406,138		1,198,771		5,071,193
Net asset value, offering and redemption price per share (Net assets/shares outstanding)	11.18		10.03		7.28

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge (“CDSC”).
(b)	On sales of $1,000,000 or more, there is no sales charge and therefore the offering price will be lower.

16	See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2012 (unaudited)	Highland Funds I

	Highland Long/ Short Equity Fund ($)	Highland Long/Short Healthcare Fund ($)	Highland Floating Rate Opportunities Fund ($)
Investment Income:
Interest from unaffiliated issuers	132,501	19,023	17,679,502
Interest from affiliated issuer (Note 10)	—	—	1,679,707
Dividends from unaffiliated issuers (net of foreign withholding tax of $0, $0 and $5, respectively)	4,943,363	84,698	304,578
Securities lending income (Note 7)	689,890	7,684	—

Total investment income	5,765,754	111,405	19,663,787

Expenses:
Investment advisory fees (Note 4)	9,522,829	227,048	1,934,165
Administration fees (Note 4)	846,474	45,410	595,128
Fund accounting fees (Note 4)	156,684	46,177	127,600
Distribution and Service fees (Note 4)	744,052	82,997	1,715,666
Transfer agent fees	288,159	50,373	428,208
Audit fees	52,595	11,763	68,558
Legal fees	145,634	19,759	436,311
Trustees’ fees (Note 4)	81,082	6,324	65,836
Custodian fees	57,679	17,763	32,550
Registration fees	46,057	35,915	40,789
Insurance expense	102,884	7,897	89,056
Reports to shareholders	88,677	10,225	73,684
Interest expense (Note 8)	—	—	354,637
Commitment fees-credit agreement (Note 8)	—	—	178,081
Other	13,000	2,490	12,009

Total operating expenses	12,145,806	564,141	6,152,278

Fees and expenses waived by Investment Adviser (Note 4)	(5,290,460)	—	—
Fees and expenses reimbursed by Investment Adviser (Note 4)	—	—	(426,055)

Net operating expenses	6,855,346	564,141	5,726,223

Dividends and fees on securities sold short (Note 2)	3,558,436	282,167	—

Net expenses	10,413,782	846,308	5,726,223

Net Investment Income (loss)	(4,648,028)	(734,903)	13,937,564

Net Realized and Unrealized Gain/(Lospgs) on Investments:
Net realized gain/(loss) on investments from unaffiliated issuers	24,364,505	(1,818,109)	(23,811,181)
Net realized gain/(loss) from affiliated issuer (Note 10)	—	—	731,605
Net realized gain/(loss) on securities sold short positions (Note 2)	(8,969,018)	(2,403,448)	—
Net realized gain/(loss) on written options (Note 2)	(2,390,293)	(186,124)	—
Net realized gain/(loss) on forward foreign currency contracts	—	—	188,459
Net realized gain/(loss) on foreign currency transactions	(285,299)	(1,233)	(6,630,302)
Net change in unrealized appreciation/(depreciation) on investments	(6,703,371)	(170,624)	67,495,399
Net change in unrealized appreciation/(depreciation) on securities sold short positions (Note 2)	(4,224,809)	782,723	—
Net change in unrealized appreciation/(depreciation) on unfunded transactions (Note 9)	—	—	73,211
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currency and forward foreign currency contracts	—	159	(1,297,407)

Net realized and unrealized gain/(loss) on investments	1,791,715	(3,796,656)	36,749,784

Net increase/(decrease) in net assets from operations	(2,856,313)	(4,531,559)	50,687,348

See accompanying Notes to Financial Statements.	17

STATEMENTS OF CHANGES IN NET ASSETS

Highland Funds I

	Highland Long/Short Equity Fund

	Six Months Ended December 31, 2012 (unaudited) ($)	Year Ended June 30, 2012 ($)
Increase/(Decrease) in Net Assets:

From Operations
Net investment loss	(4,648,028)	(11,510,141)
Net realized gain/(loss) on investments, securities sold short positions, written options, foreign currency transactions and capital gains distributions received	12,719,895	19,435,137
Net change in unrealized appreciation/(depreciation) on investments, securities sold short positions, written options and translation of assets and liabilities denominated in foreign currency	(10,928,180)	9,547,963

Net increase/(decrease) in net assets from operations	(2,856,313)	17,472,959

Distributions Declared to Shareholders

From capital gains:
Class A	(6,734,680)	(1,480,464)
Class C	(1,461,758)	(377,313)
Class Z	(15,891,663)	(1,625,112)

Total distributions declared to shareholders	(24,088,101)	(3,482,889)

Share Transactions

Class A
Subscriptions	63,811,119	127,509,203
Distributions reinvested	4,101,928	803,142
Redemptions (Note 5)	(106,982,201)	(152,752,872)

Net decrease	(39,069,154)	(24,440,527)

Class C
Subscriptions	6,536,306	8,963,308
Distributions reinvested	884,764	217,712
Redemptions (Note 5)	(11,490,283)	(30,903,703)

Net decrease	(4,069,213)	(21,722,683)

Class Z
Subscriptions	287,905,009	305,281,367
Distributions reinvested	9,195,206	411,794
Redemptions (Note 5)	(48,017,029)	(79,755,466)

Net increase	249,083,186	225,937,695

Net increase from share transactions	205,944,819	179,774,485

Total increase in net assets	179,000,405	193,764,555

Net Assets
Beginning of period	723,078,362	529,313,807

End of period	902,078,767	723,078,362

Accumulated net investment loss	(4,648,028)	—

18	See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

Highland Funds I

	Highland Long/Short Equity Fund

	Six Months Ended December 31, 2012 (unaudited)	Year Ended June 30, 2012

Changes in Shares

Class A
Subscriptions	5,663,499	11,627,657
Issued for distributions reinvested	376,669	75,625
Redemptions	(9,535,045)	(13,998,859)

Net decrease	(3,494,877)	(2,295,577)

Class C
Subscriptions	599,497	832,495
Issued for distributions reinvested	84,023	21,096
Redemptions	(1,058,176)	(2,909,250)

Net decrease	(374,656)	(2,055,659)

Class Z
Subscriptions	25,018,337	27,423,143
Issued for distributions reinvested	828,397	38,129
Redemptions	(4,206,960)	(7,206,371)

Net increase	21,639,774	20,254,901

See accompanying Notes to Financial Statements.	19

STATEMENTS OF CHANGES IN NET ASSETS (continued)

Highland Funds I

	Highland Long/Short Healthcare Fund
	Six Months Ended December 31, 2012 (unaudited) ($)	Year Ended June 30, 2012 ($)
lncrease/(Decrease) in Net Assets:

From Operations
Net investment loss	(734,903)	(1,450,496)
Net realized gain/(loss) on investments, securities sold short positions, written options and foreign currency translations	(4,408,914)	(5,277,225)
Net change in unrealized appreciation/(depreciation) on investments, securities sold short positions, written options and translation of assets and liabilities denominated in foreign currency	612,258	(965,464)

Net decrease in net assets from operations	(4,531,559)	(7,693,185)

Distributions Declared to Shareholders

From capital gains:
Class A	—	(4,451,166)
Class C	—	(990,840)
Class Z	—	(1,343,875)

Total distributions declared to shareholders	—	(6,785,881)

Share Transactions

Class A
Subscriptions	3,474,982	53,131,757
Distributions reinvested	—	3,639,301
Redemptions (Note 5)	(13,974,694)	(41,780,876)

Net increase/(decrease)	(10,499,712)	14,990,182

Class C
Subscriptions	589,951	7,272,381
Distributions reinvested	—	876,329
Redemptions (Note 5)	(2,392,550)	(2,879,212)

Net increase/(decrease)	(1,802,599)	5,269,498

Class Z
Subscriptions	1,481,047	16,693,132
Distributions reinvested	—	586,496
Redemptions (Note 5)	(2,406,968)	(13,355,875)

Net increase/(decrease)	(925,921)	3,923,753
Capital Contributions (Note 1)	108,610	—

Net increase/(decrease) from share transactions	(13,119,622)	24,183,433

Total increase/(decrease) in net assets	(17,651,181)	9,704,367

Net Assets
Beginning of period	53,251,861	43,547,494

End of period	35,600,680	53,251,861

Accumulated net investment loss	(1,693,053)	(958,150)

20	See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

Highland Funds I

	Highland Long/Short Healthcare Fund

	Six Months Ended December 31, 2012 (unaudited)	Year Ended June 30, 2012
Changes in Shares

Class A
Subscriptions	333,815	4,269,260
Issued for distributions reinvested	—	320,361
Redemptions	(1,360,828)	(3,570,469)

Net increase/(decrease)	(1,027,013)	1,019,152

Class C
Subscriptions	57,764	596,964
Issued for distributions reinvested	—	78,949
Redemptions	(237,187)	(257,935)

Net increase/(decrease)	(179,423)	417,978

Class Z
Subscriptions	143,855	1,392,255
Issued for distributions reinvested	—	50,999
Redemptions	(233,936)	(1,142,112)

Net increase/(decrease)	(90,081)	301,142

See accompanying Notes to Financial Statements.	21

STATEMENTS OF CHANGES IN NET ASSETS (continued)

Highland Funds I

	Highland Floating Rate Opportunities Fund
	Six Months Ended December 31, 2012 (unaudited) ($)	Year Ended June 30, 2012 ($)
Increase/(Decrease) in Net Assets:

From Operations
Net investment Income	13,937,564	22,350,776
Net realized gain/(loss) on investments, securities sold short positions, written options, swaps, foreign currency transactions and capital gains distributions received	(29,521,419)	(20,276,596)
Net change in unrealized appreciation/(depreciation) on investments, securities sold short positions, written options and translation of assets and liabilities denominated in foreign currency	66,271,203	5,983,302

Net increase in net assets from operations	50,687,348	8,057,482

Distributions Declared to Shareholders

From net investment income:
Class A	(6,449,957)	(10,044,284)
Class B	(79,684)	(443,030)
Class C	(9,453,513)	(14,360,751)
Class Z	(924,353)	(1,317,591)

Total distributions declared to shareholders	(16,907,507)	(26,165,656)

Share Transactions

Class A
Subscriptions	6,196,058	18,032,653
Distributions reinvested	3,680,881	5,455,990
Redemptions (Note 5)	(40,973,003)	(78,114,367)

Net decrease	(31,096,064)	(54,625,724)

Class B
Subscriptions	2,098	29,518
Distributions reinvested	44,409	226,006
Redemptions (Note 5)	(2,854,221)	(14,121,315)

Net decrease	(2,807,714)	(13,865,791)

Class C
Subscriptions	2,875,006	3,475,921
Distributions reinvested	5,845,620	7,799,815
Redemptions (Note 5)	(40,831,892)	(117,908,190)

Net decrease	(32,111,266)	(106,632,454)

Class Z
Subscriptions	16,163,560	1,008,151
Distributions reinvested	710,648	829,787
Redemptions (Note 5)	(4,085,445)	(13,949,819)

Net increase/(decrease)	12,788,763	(12,111,881)

Net decrease from share transactions	(53,226,281)	(187,235,850)

Total decrease in net assets	(19,446,440)	(205,344,024)

Net Assets
Beginning of period	550,503,471	755,847,495

End of period	531,057,031	550,503,471

Accumulated net investment loss	(20,298,198)	(17,328,255)

22	See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

Highland Funds I

	Highland Floating Rate Opportunities Fund

	Six Months Ended December 31, 2012 (unaudited)	Year Ended June 30, 2012
Changes in Shares

Class A
Subscriptions	873,971	2,689,732
Issued for distributions reinvested	515,236	816,284
Redemptions	(5,733,434)	(11,734,269)

Net decrease	(4,344,227)	(8,228,253)

Class B
Subscriptions	296	4,447
Issued for distributions reinvested	6,239	33,982
Redemptions	(404,581)	(2,112,193)

Net decrease	(398,046)	(2,073,764)

Class C
Subscriptions	402,713	516,608
Issued for distributions reinvested	818,076	1,167,939
Redemptions	(5,740,442)	(17,725,258)

Net decrease	(4,519,653)	(16,040,711)

Class Z
Subscriptions	2,246,961	150,939
Issued for distributions reinvested	99,258	124,277
Redemptions	(573,193)	(2,103,741)

Net increase/(decrease)	1,773,026	(1,828,525)

See accompanying Notes to Financial Statements.	23

STATEMENT OF CASH FLOWS

For the Six Months Ended December 31, 2012 (unaudited)	Highland Long/Short Equity Fund

($)
Cash Flows Provided by Operating Activities
Net decrease in net assets from operations	(2,856,313)

Adjustments to Reconcile Net Investment Loss to Net Cash Used in Operating Activities
Purchases of investments securities	(2,256,890,999)
Proceeds from disposition of investment securities	2,116,419,952
Net purchases of short-term investments	125,606,338
Purchases of purchased options	(16,272,250)
Proceeds from disposition of purchased options	14,551,008
Purchases of securities sold short	1,418,020,518
Proceeds from securities sold short	(1,369,370,425)
Proceeds from written options	(4,059,233)
Increase in restricted cash	(169,736,986)
Net realized gain on investments, securities sold short, written options, foreign currency and capital gains distributions received	(12,719,895)
Net change in unrealized appreciation on investments, securities sold short, written options and translation of assets and liabilities denominated in foreign currency	10,928,180
Decrease in receivable for investments sold	24,967,340
Cost of closed, expired and exercise options	1,668,940
Increase in dividends receivable	(580,279)
Increase in payable for investments purchased	(60,276,448)
Increase in payables to related parties	176,368
Decrease in other expense and liabilities	(295,032)
Increase in prepaid expenses	(127,883)
Increase in payable for dividends on short positions	154,737
Increase in other expenses and liabilities	(503,206)

Net cash flow used in operating activities	(181,195,568)

Cash Flows Provided by Financing Activities
Proceeds from shares sold	359,006,587
Payment of shares redeemed	(167,619,524)
Distributions paid in cash	(9,906,196)

Net cash flow provided by financing activities	181,480,867

Effect of exchange rate changes on cash	(285,299)

Net decrease in cash	—

Cash
Beginning of the period	—

End of the period	—

Supplemental disclosure of cash flow information:
Reinvestment of distributions	14,181,898

24	See accompanying Notes to Financial Statements.

STATEMENT OF CASH FLOWS

For the Six Months Ended December 31, 2012 (unaudited)	Highland Long/Short Healthcare Fund

($)
Cash Flows Provided by Operating Activities
Net decrease in net assets from operations	(4,531,559)

Adjustments to Reconcile Net Investment Loss to Net Cash Provided by in Operating Activities
Purchases of investments securities	(253,366,597)
Proceeds from disposition of investment securities	260,857,859
Net purchases of short-term investments	(155,405)
Purchases of purchased options	(19,092,941)
Proceeds from disposition of purchased options	15,840,409
Purchases of securities sold short	103,139,645
Proceeds from disposition of securities sold short	(111,022,642)
Proceeds from written options	(186,124)
Net realized loss on investments, securities sold short and foreign currency transactions	4,408,914
Net change in unrealized depreciation on investments, securities sold short and translation of assets and liabilities denominated in foreign currency	(612,258)
Decrease in restricted cash	19,113,903
Decrease in receivable for investments sold	12,684,067
Increase in dividends, interest and fees receivable	(20,069)
Increase in capital contributions receivable	(107,340)
Decrease in payable for investments purchased	(13,240,696)
Decrease in payables to related parties	(17,786)
Increase in expenses and other liabilities	20,684
Increase in prepaid expenses	(22,268)

Net cash flow provided by operating activities	13,689,796

Cash Flows Used in Financing Activities
Proceeds from capital contributions	108,610
Proceeds from shares sold	5,594,555
Payment of shares redeemed	(18,544,730)

Net Cash Flow used in Financing Activities	(12,841,565)

Effect of exchange rate changes on cash	(1,074)

Net Increase in cash	847,157

Cash
Beginning of the period	(847,157)

End of the period	—

See accompanying Notes to Financial Statements.	25

STATEMENT OF CASH FLOWS

For the Six Months Ended December 31, 2012 (unaudited)	Highland Floating Rate Opportunities Fund

($)
Cash Flows Provided by Operating Activities
Net Increase in net assets from operations	50,687,348

Adjustments to Reconcile Net Investment Loss to Net Cash Provided by Operating Activities
Purchases of investments securities	(192,951,495)
Proceeds from disposition of investment securities	315,228,332
Net purchases of short-term investments	9,194,710
Net realized loss on investments, unfunded transactions and foreign currency transactions	29,521,419
Net change in unrealized depreciation on investments, unfunded transactions and translation of assets and liabilities denominated in foreign currency	(66,271,203)
Increase in receivable for investments sold	(674,526)
Decrease in interest and fees receivable	262,033
Increase in receivable from Investment Adviser	(124,277)
Decrease in payable for investments purchased	(13,848,448)
Decrease in payables to related parties	(374,887)
Decrease in other expenses and liabilities	(897,229)
Realized gain/(loss) on forward foreign currency contracts	188,459
Increase in cash received from litigation claim	347,054
Increase in prepaid expenses	(57,373)
Net amortization/(accretion) of premium/(discount)	1,494,810

Net cash flow provided by operating activities	131,724,727

Cash Flows Used in Financing Activities
Decrease in notes payable	(64,000,000)
Proceeds from shares sold	25,140,097
Payment of shares repurchased	(87,693,412)
Distributions paid in cash	(6,199,017)

Net cash flow used in financing activities	(132,752,332)

Effect of exchange rate changes on cash	953,715

Net decrease in cash	(73,890)

Cash
Beginning of the period	251,736

End of the period	177,846

Supplemental disclosure of cash flow information:
Cash paid during the year for interest and commitment fees	654,598

Reinvestment of distributions	14,181,898

26	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Long/Short Equity Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended 12/31/12 (unaudited)		For the Year Ended 06/30/12		For the Year Ended 06/30/11		For the Ten Months Ended 06/30/10		For the Years Ended August 31,				For the Period Ended 08/31/07(a)
									2009		2008

Net Asset Value, Beginning of Period	$11.30		$11.10		$10.68		$10.37		$10.50		$10.92		$10.00
Income from Investment Operations:
Net investment loss	(0.07	)(b)	(0.22	)(b)	(0.21	)(b)	(0.19	)(b)	(0.23	)(b)	(0.04	)(b)	(0.01)
Redemption fees added to paid-in capital	—	(b)(c)	—	(b)(c)	—	(b)(c)	0.01	(b)	0.01	(b)	—	(b)(c)	—	(c)
Net realized and unrealized gain	0.04	(b)	0.48	(b)	0.93	(b)	0.59	(b)	0.10	(b)	0.04	(b)	0.93

Total from investment operations	(0.03)		0.26		0.72		0.41		(0.12)		—		0.92
Less Distributions Declared to Shareholders:
From net investment income	—		—		—		—		(0.01)		(0.04)		—
From net realized gains	(0.30)		(0.06)		(0.30)		(0.10)		—		(0.38)		—

Total distributions declared to shareholders	(0.30)		(0.06)		(0.30)		(0.10)		(0.01)		(0.42)		—
Net Asset Value, End of Period	$10.97		$11.30		$11.10		$10.68		$10.37		$10.50		$10.92
Total return(d)	(0.25	)%(e)	2.42%		6.62%		3.90	%(e)	(1.16)%		0.01%		9.20	%(e)
Ratios to Average Net Assets(f) /Supplemental Data:
Net assets, end of period (in 000’s)	$219,543		$265,712		$286,581		$207,323		$56,364		$17,711		$16,757
Total operating expenses excluding interest expense	3.05%		3.13%		3.23%		3.49%		4.35%		4.33%		5.25%
Interest expense	—		—		—		—		0.01%		—		—
Waiver/reimbursement	(1.25)%		(1.25)%		(1.25)%		(1.25)%		(1.86)%		(1.85)%		(2.30)%
Net operating expenses including interest expense(g)	1.80%		1.88%		1.98%		2.24%		2.50%		2.48%		2.95%
Dividends for short positions	0.84%		0.53%		0.41%		0.70%		0.59%		0.34%		0.01%
Net expenses(g)	2.64%		2.41%		2.39%		2.94%		3.09%		2.82%		2.96%
Net investment loss	(1.28)%		(1.99)%		(1.89)%		(2.10)%		(2.30)%		(0.36)%		(0.41)%
Portfolio turnover rate	349	%(e)	650%		684%		496	%(e)	443%		206%		58	%(e)

(a)	Highland Long/Short Equity Fund, Class A commenced operations on December 5, 2006.
(b)	Per share data was calculated using average shares outstanding during the period.
(c)	Represents less than $0.005 per share.
(d)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)	Not annualized.
(f)	All ratios for the period have been annualized, unless otherwise indicated.
(g)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.

See accompanying Notes to Financial Statements.	27

FINANCIAL HIGHLIGHTS

Highland Long/Short Equity Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended 12/31/12 (unaudited)		For the Year Ended 06/30/12		For the Year Ended 06/30/11		For the Ten Months Ended 06/30/10		For the Years Ended August 31,				For the Period Ended 08/31/07(a)
									2009		2008

Net Asset Value, Beginning of Period	$10.96		$10.83		$10.48		$10.22		$10.42		$10.90		$10.00
Income from Investment Operations:
Net investment loss	(0.11	)(b)	(0.28	)(b)	(0.27	)(b)	(0.24	)(b)	(0.29	)(b)	(0.11	)(b)	(0.03)
Redemption fees added to paid-in capital	—	(b)(c)	—	(b)(c)	—	(b)(c)	0.01	(b)	0.01	(b)	—	(b)(c)	—	(c)
Net realized and unrealized gain	0.05	(b)	0.47	(b)	0.92	(b)	0.59	(b)	0.09	(b)	0.03	(b)	0.93

Total from investment operations	(0.06)		0.19		0.65		0.36		(0.19)		(0.08)		0.90
Less Distributions Declared to Shareholders:
From net investment income	—		—		—		—		(0.01)		(0.02)		—
From net realized gains	(0.30)		(0.06)		(0.30)		(0.10)		—		(0.38)		—

Total distributions declared to shareholders	(0.30)		(0.06)		(0.30)		(0.10)		(0.01)		(0.40)		—
Net Asset Value, End of Period	$10.60		$10.96		$10.83		$10.48		$10.22		$10.42		$10.90
Total return(d)	(0.54	)%(e)	1.83%		6.18%		3.46	%(e)	(1.84)%		(0.74)%		9.00	%(e)
Ratios to Average Net Assets(f) /Supplemental Data:
Net assets, end of period (in 000’s)	$51,774		$57,677		$79,243		$59,290		$19,585		$7,324		$5,109
Total operating expenses excluding interest expense	3.70%		3.78%		3.88%		4.14%		5.00%		4.98%		5.90%
Interest expense	—		—		—		—		0.01%		—		—
Waiver/reimbursement	(1.25)%		(1.25)%		(1.25)%		(1.25)%		(1.86)%		(1.85)%		(2.30)%
Net operating expenses including interest expense(g)	2.45%		2.53%		2.63%		2.89%		3.15%		3.13%		3.60%
Dividends for short positions	0.84%		0.53%		0.41%		0.70%		0.59%		0.34%		0.01%
Net expenses(g)	3.29%		3.06%		3.04%		3.59%		3.74%		3.47%		3.61%
Net investment loss	(1.93)%		(2.64)%		(2.54)%		(2.75)%		(2.95)%		(1.01)%		(1.06)%
Portfolio turnover rate	349	%(e)	650%		684%		496	%(e)	443%		206%		58	%(e)

(a)	Highland Long/Short Equity Fund, Class C commenced operations on December 5, 2006.
(b)	Per share data was calculated using average shares outstanding during the period.
(c)	Represents less than $0.005 per share.
(d)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)	Not annualized.
(f)	All ratios for the period have been annualized, unless otherwise indicated.
(g)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.

28	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Long/Short Equity Fund, Class Z

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended 12/31/12 (unaudited)		For the Year Ended 06/30/12		For the Year Ended 06/30/11		For the Ten Months Ended 06/30/10		For the Years Ended August 31,				For the Period Ended 08/31/07(a)
									2009		2008

Net Asset Value, Beginning of Period	$11.50		$11.27		$10.81		$10.46		$10.54		$10.94		$10.00
Income from Investment Operations:
Net investment loss	(0.05	)(b)	(0.18	)(b)	(0.17	)(b)	(0.16	)(b)	(0.20	)(b)	—	(b)(c)	—	(c)
Redemption fees added to paid-in capital	—	(b)(c)	—	(b)(c)	—	(b)(c)	0.01	(b)	0.01	(b)	—	(b)(c)	—	(c)
Net realized and unrealized gain	0.03	(b)	0.47	(b)	0.93	(b)	0.60	(b)	0.12	(b)	0.04	(b)	0.94

Total from investment operations	(0.02)		0.29		0.76		0.45		(0.07)		0.04		0.94
Less Distributions Declared to Shareholders:
From net investment income	—		—		—		—		(0.01)		(0.06)		—
From net realized gains	(0.30)		(0.06)		(0.30)		(0.10)		—		(0.38)		—

Total distributions declared to shareholders	(0.30)		(0.06)		(0.30)		(0.10)		(0.01)		(0.44)		—
Net Asset Value, End of Period	$11.18		$11.50		$11.27		$10.81		$10.46		$10.54		$10.94
Total return(d)	(0.07	)%(e)	2.56%		7.02%		4.25	%(e)	(0.68)%		0.31%		9.40	%(e)
Ratios to Average Net Assets(f) /Supplemental Data:
Net assets, end of period (in 000’s)	$630,762		$399,689		$163,490		$3,827		$975		$6,023		$7,837
Total operating expenses excluding interest expense	2.69%		2.78%		2.88%		3.14%		4.00%		3.98%		4.90%
Interest expense	—		—		—		—		0.01%		—		—
Waiver/reimbursement	(1.25)%		(1.25)%		(1.25)%		(1.25)%		(1.86)%		(1.85)%		(2.30)%
Net operating expenses including interest expense(g)	1.44%		1.53%		1.63%		1.89%		2.15%		2.13%		2.60%
Dividends for short positions	0.84%		0.53%		0.41%		0.70%		0.59%		0.34%		0.01%
Net expenses(g)	2.28%		2.06%		2.04%		2.59%		2.74%		2.47%		2.61%
Net investment loss	(0.92)%		(1.64)%		(1.54)%		(1.75)%		(1.95)%		(0.01)%		(0.06)%
Portfolio turnover rate	349	%(e)	650%		684%		496	%(e)	443%		206%		58	%(e)

(a)	Highland Long/Short Equity Fund, Class Z commenced operations on December 5, 2006.
(b)	Per share data was calculated using average shares outstanding during the period.
(c)	Represents less than $0.005 per share.
(d)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)	Not annualized.
(f)	All ratios for the period have been annualized, unless otherwise indicated.
(g)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.

See accompanying Notes to Financial Statements.	29

FINANCIAL HIGHLIGHTS

Highland Long/Short Healthcare Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended 12/31/12 (unaudited)		For the Year Ended 06/30/12		For the Year Ended 06/30/11		For the Ten Months Period Ended 06/30/10		For the Year Ended 08/31/09		For the Period Ended 08/31/08(a)

Net Asset Value, Beginning of Period	$10.87		$13.75		$11.19		$9.42		$10.30		$10.00
Income from Investment Operations:
Net investment loss	(0.17	)(b)	(0.28	)(b)	(0.15	)(b)	(0.51	)(b)	(1.37	)(b)	(0.03)
Redemption fees added to paid-in-capital	—	(b)(c)	0.01	(b)	—	(b)(c)	—		0.02	(b)	—
Capital contributions (Note 1)	(0.03)		—		—		—		—		—
Net realized and unrealized gain/(loss)	(0.80	)(b)	(1.36	)(b)	3.06	(b)	2.28	(b)	0.82	(b)	0.33

Total from investment operations	(1.00)		(1.63)		2.91		1.77		(0.53)		0.30
Less Distributions Declared to Shareholders:
From net investment income	—		—		—		—		—		—
From net realized gains	—		(1.25)		(0.35)		—		(0.35)		—

Total distributions declared to shareholders	—		(1.25)		(0.35)		—		(0.35)		—
Net Asset Value, End of Period	$9.87		$10.87		$13.75		$11.19		$9.42		$10.30
Total return(d)	(9.02	)%(e)	(12.37)%		26.63%		18.79	%(e)	(5.61)%		3.00	%(e)
Ratios to Average Net Assets(f) /Supplemental Data:
Net assets, end of period (in 000’s)	$16,982		$29,861		$23,767		$2,042		$154		$155
Total operating expenses	2.47%		2.21%		2.61%		6.83%		15.35%		6.85%
Waiver/reimbursement	—		(0.36)%		(1.19)%		(0.91)%		(1.62)%		(4.50)%
Net operating expenses(g)	2.47%		1.85%		1.42%		5.92%		13.73%		2.35%
Dividends for short positions	1.24%		1.09%		0.53%		0.03%		—		—
Net expenses(g)	3.71%		2.94%		1.95%		5.95%		13.73%		2.35%
Net investment loss	(3.22)%		(2.31)%		(1.26)%		(5.69)%		(13.29)%		(1.00)%
Portfolio turnover rate	564	%(e)	1,336%		1,553%		262	%(e)	23%		36	%(e)

(a)	Highland Long/Short Healthcare Fund, Class A commenced operations on May 5, 2008.
(b)	Per share data was calculated using average shares outstanding during the period.
(c)	Represents less than $0.005 per share.
(d)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)	Not annualized.
(f)	All ratios for the period have been annualized, unless otherwise indicated.
(g)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.

30	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Long/Short Healthcare Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended 12/31/12 (unaudited)		For the Year Ended 06/30/12		For the Year Ended 06/30/11		For the Ten Months Period Ended 06/30/10		For the Year Ended 08/31/09		For the Period Ended 08/31/08(a)

Net Asset Value, Beginning of Period	$10.59		$13.54		$11.04		$9.33		$10.28		$10.00
Income from Investment Operations:
Net investment loss	(0.20	)(b)	(0.34	)(b)	(0.23	)(b)	(0.55	)(b)	(1.43	)(b)	(0.05)
Redemption fees added to paid-in-capital	—	(b)(c)	0.01	(b)	—	(b)(c)	—		0.02	(b)	—
Capital contributions (Note 1)	(0.03)		—		—		—		—		—
Net realized and unrealized gain/(loss)	(0.77	)(b)	(1.37	)(b)	3.08	(b)	2.26	(b)	0.81	(b)	0.33

Total from investment operations	(1.00)		(1.70)		2.85		1.71		(0.60)		0.28
Less Distributions Declared to Shareholders:
From net investment income	—		—		—		—		—		—
From net realized gains	—		(1.25)		(0.35)		—		(0.35)		—

Total distributions declared to shareholders	—		(1.25)		(0.35)		—		(0.35)		—
Net Asset Value, End of Period	$9.59		$10.59		$13.54		$11.04		$9.33		$10.28
Total return(d)	(9.26	)%(e)	(13.04)%		26.35%		18.33	%(e)	(6.32)%		2.80	%(e)
Ratios to Average Net Assets(f)/Supplemental Data:
Net assets, end of period (in 000’s)	$6,591		$9,181		$6,075		$338		$145		$159
Total operating expenses	3.12%		2.86%		3.26%		7.48%		16.00%		7.50%
Waiver/reimbursement	—		(0.36)%		(1.19)%		(0.91)%		(1.62)%		(4.50)%
Net operating expenses(g)	3.12%		2.50%		2.07%		6.57%		14.38%		3.00%
Dividends for short positions	1.24%		1.09%		0.53%		0.03%		—		—
Net expenses(g)	4.36%		3.59%		2.60%		6.60%		14.38%		3.00%
Net investment loss	(3.87)%		(2.96)%		(1.91)%		(6.34)%		(13.94)%		(1.65)%
Portfolio turnover rate	564	%(e)	1,336%		1,553%		262	%(e)	23%		36	%(e)

(a)	Highland Long/Short Healthcare Fund, Class C commenced operations on May 5, 2008.
(b)	Per share data was calculated using average shares outstanding during the period.
(c)	Represents less than $0.005 per share.
(d)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)	Not annualized.
(f)	All ratios for the period have been annualized, unless otherwise indicated.
(g)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.

See accompanying Notes to Financial Statements.	31

FINANCIAL HIGHLIGHTS

Highland Long/Short Healthcare Fund, Class Z

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended 12/31/12 (unaudited)		For the Year Ended 06/30/12		For the Year Ended 06/30/11		For the Ten Months Period Ended 06/30/10		For the Year Ended 08/31/09		For the Period Ended 08/31/08(a)

Net Asset Value, Beginning of Period	$11.03		$13.88		$11.26		$9.47		$10.31		$10.00
Income from Investment Operations:
Net investment loss	(0.15	)(b)	(0.24	)(b)	(0.11	)(b)	(0.49	)(b)	(1.34	)(b)	(0.02)
Redemption fees added to paid-in-capital	—	(b)(c)	0.01	(b)	—	(b)(c)	—		0.02	(b)	—
Capital contributions (Note 1)	(0.03)		—		—		—		—		—
Net realized and unrealized gain/(loss)	(0.82	)(b)	(1.37	)(b)	3.08	(b)	2.28	(b)	0.84	(b)	0.33

Total from investment operations	(1.00)		(1.60)		2.97		1.79		(0.48)		0.31
Less Distributions Declared to Shareholders:
From net investment income	—		—		—		—		(0.01)		—
From net realized gains	—		(1.25)		(0.35)		—		(0.35)		—

Total distributions declared to shareholders	—		(1.25)		(0.35)		—		(0.36)		—
Net Asset Value, End of Period	$10.03		$11.03		$13.88		$11.26		$9.47		$10.31
Total return(d)	(8.89	)(e)	(11.95)%		26.79%		18.90	%(e)	(5.15)%		3.10	%(e)
Ratios to Average Net Assets(f) /Supplemental Data:
Net assets, end of period (in 000’s)	$12,027		$14,210		$13,705		$7,606		$1,673		$6,940
Total operating expenses	2.12%		1.86%		2.26%		6.48%		15.00%		6.50%
Waiver/reimbursement	—		(0.36)%		(1.19)%		(0.91)%		(1.62)%		(4.50)%
Net operating expenses(g)	2.12%		1.50%		1.07%		5.57%		13.38%		2.00%
Dividends for short positions	1.24%		1.09%		0.53%		0.03%		—		—
Net expenses(g)	3.36%		2.59%		1.60%		5.60%		13.38%		2.00%
Net investment loss	(2.87)%		(1.96)%		(0.91)%		(5.34)%		(12.94)%		(0.65)%
Portfolio turnover rate	564	%(e)	1,336%		1,553%		262	%(e)	23%		36	%(e)

(a)	Highland Long/Short Healthcare Fund, Class Z commenced operations on May 5, 2008.
(b)	Per share data was calculated using average shares outstanding during the period.
(c)	Represents less than $0.005 per share.
(d)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)	Not annualized.
(f)	All ratios for the period have been annualized, unless otherwise indicated.
(g)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.

32	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Floating Rate Opportunities Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended 12/31/12 (unaudited)		For the Year Ended 06/30/12	For the Year Ended 06/30/11*	For the Ten Months Ended 06/30/10*		For the Years Ended August 31,
							2009*	2008*	2007*

Net Asset Value, Beginning of Period	$6.85		$6.96	$6.55	$5.98		$9.70	$11.75	$12.43
Income from Investment Operations:
Net investment income(a)	0.19		0.26	0.27	0.18		0.51	0.90	1.00
Redemption fees added to paid-in capital(a)	—	(b)	— (b)	—	—		—	—	—
Net realized and unrealized gain/(loss)(a)	0.48		(0.07)	0.46	0.57		(3.50)	(2.05)	(0.60)

Total from investment operations	0.67		0.19	0.73	0.75		(2.99)	(1.15)	0.40
Less Distributions Declared to Shareholders:
From net investment income	(0.23)		(0.30)	(0.32)	(0.06)		(0.73)	(0.89)	(1.01)
From net realized gains	—		—	—	—		—	(0.01)	(0.07)
From return of capital	—		—	—	(0.12)		—	—	—

Total distributions declared to shareholders	(0.23)		(0.30)	(0.32)	(0.18)		(0.73)	(0.90)	(1.08)
Net Asset Value, End of Period	$7.29		$6.85	$6.96	$6.55		$5.98	$9.70	$11.75
Total return(c)	9.59	%(d)	2.52%	11.73%	12.68	%(d)	(30.25)%	(10.28)%	3.10%
Ratios to Average Net Assets(e) /Supplemental Data:
Net assets, end of period (000’s)	$185,025		$203,684	$264,385	$191,925		$219,010	$567,048	$1,050,738
Total expenses excluding interest expense and commitment fee	1.77%		2.11%	2.18%	2.27%		1.87%	1.58%	1.33%
Interest expense and commitment fee	0.19%		0.42%	0.47%	0.61%		1.08%	1.47%	1.06%
Waiver/reimbursement	(0.15)%		—	—	—		(0.01)%	(0.02)%	—
Net expenses including interest expense and commitment fee(f)	1.81%		2.53%	2.65%	2.88%		2.94%	3.03%	2.39%
Net investment income	5.35%		3.91%	3.97%	3.29%		8.09%	8.28%	8.05%
Portfolio turnover rate	33	%(d)	50%	104%	57	%(d)	21%	22%	70%

*	Historical data shown is that of the Highland Floating Rate Advantage Fund, which reorganized into the Highland Floating Rate Opportunities Fund on June 13, 2011 (See Note 13).
(a)	Per share data was calculated using average shares outstanding during the period.
(b)	Represents less than $0.005 per share.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.

See accompanying Notes to Financial Statements.	33

FINANCIAL HIGHLIGHTS

Highland Floating Rate Opportunities Fund, Class B

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended 12/31/12 (unaudited)		For the Year Ended 06/30/12	For the Year Ended 06/30/11*	For the Ten Months Ended 06/30/10*		For the Years Ended August 31,
							2009*	2008*	2007*

Net Asset Value, Beginning of Period	$6.84		$6.96	$6.55	$5.98		$9.70	$11.75	$12.43
Income from Investment Operations:
Net investment income(a)	0.18		0.24	0.25	0.16		0.49	0.86	0.96
Redemption fees added to paid-in capital(a)	—	(b)	— (b)	—	—		—	—	—
Net realized and unrealized gain/(loss)(a)	0.48		(0.08)	0.45	0.58		(3.50)	(2.05)	(0.60)

Total from investment operations	0.66		0.16	0.70	0.74		(3.01)	(1.19)	0.36
Less Distributions Declared to Shareholders:
From net investment income	(0.22)		(0.28)	(0.29)	(0.06)		(0.71)	(0.85)	(0.97)
From net realized gains	—		—	—	—		—	(0.01)	(0.07)
From return of capital	—		—	—	(0.11)		—	—	—

Total distributions declared to shareholders	(0.22)		(0.28)	(0.29)	(0.17)		(0.71)	(0.86)	(1.04)
Net Asset Value, End of Period	$7.28		$6.84	$6.96	$6.55		$5.98	$9.70	$11.75
Total return(c)	9.56	%(d)	2.01%	11.34%	12.36	%(d)	(30.50)%	(10.60)%	2.74%
Ratios to Average Net Assets(e) /Supplemental Data:
Net assets, end of period (000’s)	$1,435		$4,073	$18,575	$16,063		$20,660	$58,486	$95,122
Total expenses excluding interest expense and commitment fee	2.12%		2.46%	2.53%	2.62%		2.22%	1.93%	1.68%
Interest expense and commitment fee	0.19%		0.42%	0.47%	0.61%		1.08%	1.47%	1.06%
Waiver/reimbursement	(0.15)%		—	—	—		(0.01)%	(0.02)%	—
Net expenses including interest expense and commitment fee(f)	2.16%		2.88%	3.00%	3.23%		3.29%	3.38%	2.74%
Net investment income	5.00%		3.56%	3.62%	2.94%		7.74%	7.93%	7.70%
Portfolio turnover rate	33	%(d)	50%	104%	57	%(d)	21%	22%	70%

*	Historical data shown is that of the Highland Floating Rate Advantage Fund, which reorganized into the Highland Floating Rate Opportunities Fund on June 13, 2011 (See Note 13).
(a)	Per share data was calculated using average shares outstanding during the period.
(b)	Represents less than $0.005 per share.
(c)	Total return is at net asset value assuming all distributions are reinvested and no CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.

34	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Floating Rate Opportunities Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended 12/31/12 (unaudited)		For the Year Ended 06/30/12	For the Year Ended 06/30/11*	For the Ten Months Ended 06/30/10*		For the Years Ended August 31,
							2009*	2008*	2007*

Net Asset Value, Beginning of Period	$6.85		$6.96	$6.55	$5.98		$9.70	$11.75	$12.43
Income from Investment Operations:
Net investment income(a)	0.17		0.23	0.24	0.15		0.48	0.84	0.93
Redemption fees added to paid-in capital(a)	—	(b)	— (b)	—	—		—	—	—
Net realized and unrealized gain/(loss)(a)	0.47		(0.07)	0.45	0.58		(3.50)	(2.04)	(0.59)

Total from investment operations	0.64		0.16	0.69	0.73		(3.02)	(1.20)	0.34
Less Distributions Declared to Shareholders:
From net investment income	(0.21)		(0.27)	(0.28)	(0.06)		(0.70)	(0.84)	(0.95)
From net realized gains	—		—	—	—		—	(0.01)	(0.07)
From return of capital	—		—	—	(0.10)		—	—	—

Total distributions declared to shareholders	(0.21)		(0.27)	(0.28)	(0.16)		(0.70)	(0.85)	(1.02)
Net Asset Value, End of Period	$7.28		$6.85	$6.96	$6.55		$5.98	$9.70	$11.75
Total return(c)	9.32	%(d)	2.01%	11.16%	12.22	%(d)	(30.60)%	(10.73)%	2.50%
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (000’s)	$307,679		$320,178	$437,220	$332,355		$359,579	$784,597	$1,269,850
Total expenses excluding interest expense and commitment fee	2.27%		2.61%	2.68%	2.77%		2.37%	2.08%	1.83%
Interest expense and commitment fee	0.19%		0.42%	0.47%	0.61%		1.08%	1.47%	1.06%
Waiver/reimbursement	(0.15)%		—	—	—		(0.01)%	(0.02)%	—
Net expenses including interest expense and commitment fee(f)	2.31%		3.03%	3.15%	3.38%		3.44%	3.53%	2.89%
Net investment income	4.85%		3.41%	3.47%	2.79%		7.59%	7.78%	7.55%
Portfolio turnover rate	33	%(d)	50%	104%	57	%(d)	21%	22%	70%

*	Historical data shown is that of the Highland Floating Rate Advantage Fund, which reorganized into the Highland Floating Rate Opportunities Fund on June 13, 2011 (See Note 13).
(a)	Per share data was calculated using average shares outstanding during the period.
(b)	Represents less than $0.005 per share.
(c)	Total return is at net asset value assuming all distributions are reinvested and no CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.

See accompanying Notes to Financial Statements.	35

FINANCIAL HIGHLIGHTS

Highland Floating Rate Opportunities Fund, Class Z

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended 12/31/12 (unaudited)		For the Year Ended 06/30/12	For the Year Ended 06/30/11*	For the Ten Months Ended 06/30/10*		For the Years Ended August 31,
							2009*	2008*	2007*

Net Asset Value, Beginning of Period	$6.84		$6.96	$6.55	$5.97		$9.70	$11.75	$12.43
Income from Investment Operations:
Net investment income(a)	0.20		0.29	0.29	0.20		0.54	0.94	1.04
Redemption fees added to paid-in capital(a)	—	(b)	— (b)	—	—		—	—	—
Net realized and unrealized gain/(loss)(a)	0.48		(0.08)	0.46	0.58		(3.52)	(2.05)	(0.60)

Total from investment operations	0.68		0.21	0.75	0.78		(2.98)	(1.11)	0.44
Less Distributions Declared to Shareholders:
From net investment income	(0.24)		(0.33)	(0.34)	(0.07)		(0.75)	(0.93)	(1.05)
From net realized gains	—		—	—	—		—	(0.01)	(0.07)
From return of capital	—		—	—	(0.13)		—	—	—

Total distributions declared to shareholders	(0.24)		(0.33)	(0.34)	(0.20)		(0.75)	(0.94)	(1.12)
Net Asset Value, End of Period	$7.28		$6.84	$6.96	$6.55		$5.97	$9.70	$11.75
Total return(c)	9.81	%(d)	2.73%	12.11%	13.20	%(d)	(30.12)%	(9.97)%	3.46%
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (000’s)	$36,918		$22,568	$35,668	$41,785		$62,842	$170,147	$280,383
Total expenses excluding interest expense and commitment fee	1.42%		1.76%	1.83%	1.92%		1.52%	1.23%	0.98%
Interest expense and commitment fee	0.19%		0.42%	0.47%	0.61%		1.08%	1.47%	1.06%
Waiver/reimbursement	(0.15)%		—	—	—		(0.01)%	(0.02)%	—
Net expenses including interest expense and commitment fee(f)	1.46%		2.18%	2.30%	2.53%		2.59%	2.68%	2.04%
Net investment income	5.70%		4.26%	4.32%	3.64%		8.44%	8.63%	8.40%
Portfolio turnover rate	33	%(d)	50%	104%	57	%(d)	21%	22%	70%

*	Historical data shown is that of the Highland Floating Rate Advantage Fund, which reorganized into the Highland Floating Rate Opportunities Fund on June 13, 2011 (See Note 13).
(a)	Per share data was calculated using average shares outstanding during the period.
(b)	Represents less than $0.005 per share.
(c)	Total return is at net asset value assuming all distributions are reinvested. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.

36	See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

December 31, 2012	Highland Funds I

Note 1. Organization

Highland Funds I (formerly known as Pyxis Funds I) (the “Trust”) was organized as a Delaware statutory trust on February 28, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with four separate portfolios, each of which is non-diversified: Highland Long/Short Equity Fund (formerly known as Pyxis Long/Short Equity Fund) (the “Long/Short Equity Fund”), Highland Long/Short Healthcare Fund (formerly known as Pyxis Long/Short Healthcare Fund) (the “Long/Short Healthcare Fund”) and Highland Floating Rate Opportunities Fund (formerly known as Pyxis Floating Rate Opportunities Fund) (the “Floating Rate Opportunities Fund”) (each a “Fund” and, collectively, the “Funds”), and Highland/iBoxx Senior Loan ETF which is reported separately.

Investment Objectives

The investment objectives of the Funds are as follows:

Long/Short Equity Fund. To seek consistent, above-average total returns primarily through capital appreciation, while also attempting to preserve capital and mitigate risk through hedging activities.

Long/Short Healthcare Fund. To seek long-term capital appreciation.

Floating Rate Opportunities Fund. To provide a high level of current income consistent with preservation of capital.

Fund Shares

Each Fund is authorized to issue an unlimited number of transferable shares of beneficial interest with a par value of $0.001 per share (each a “Share” and, collectively, the “Shares”). The Funds currently offer Class A, Class C and Class Z Shares. Class A Shares are sold with a front-end sales charge. Class A, Class B and Class C Shares may be subject to a contingent deferred sales charge. Class Z Shares are sold only to certain eligible investors. Certain share classes have their own sales charge and bear class specific expenses, which include distribution fees and service fees.

The Floating Rate Opportunities Fund does not sell Class B Shares to new and existing investors, except that existing Class B Share investors may still reinvest distributions in Class B Shares until such time as those shares are converted to Class A Shares. Class B Shares automatically convert to Class A Shares after eight years.

At December 31, 2012, Highland Capital Management, L.P., an affiliate of Highland Capital Management Fund Advisors, L.P. (formerly known as Pyxis Capital, L.P.) (the “Investment Adviser”) owned 18.8% of the total shares outstanding of the Long/Short Healthcare Fund.

Capital Contribution

On October 1, 2012, the Investment Adviser contributed $1,388 to Long/Short Healthcare Fund to mitigate the negative impact to shareholders from an incorrect amount recorded on a security.

In November 1, 2012, an option position was incorrectly accounted for in the Highland Long/Short Healthcare Fund by one of the Fund’s prime brokers. The error resulted in a $107,222 loss on the position. Highland determined it was a trade error and is in discussions with the prime broker to make the fund whole. As such, the loss was booked as a contribution to capital and a receivable from broker.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments

In computing each Fund’s net assets attributable to Shares, securities with readily available market quotations use those quotations for valuation. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Investments in mutual funds are valued at their respective net asset values as determined by those mutual funds each business day. Generally, the Funds’ loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that the Investment Adviser has determined generally have the capability to provide appropriate pricing services and have been approved by the Trustees.

Securities for which market quotations are not readily available and for which the Funds have determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events occur between the time when market price is determined and calculation of the Funds’ net asset value materially affect the value of securities), will be valued by the Funds at fair value, as determined by the Funds’ Board of Trustees (the “Board”) or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment;

Semi-Annual Report	37

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2012	Highland Funds I

(ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Funds’ net asset value will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their net asset values. Determination of fair value is uncertain because it involves subjective judgments and estimates not easily substantiated.

There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term debt investments, that is, those with a remaining maturity of 60 days or less, are valued at cost adjusted for amortization of premium and accretion of discounts, a method of valuation which approximates market values. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.

Fair Value Measurements:

The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser. The Pricing Committee meets monthly to review the proposed valuations for investments and financial Instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

The fair value of the Funds’ loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans, bonds and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans, bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Funds’ common stocks, preferred stocks and warrants that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

38	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2012	Highland Funds I

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value each Fund’s assets as of December 31, 2012 is as follows:

	Total Market value at 12/31/12	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Long/Short Equity Fund
Assets
Common Stocks*	$677,325,647	$677,325,647	$—	$—
Registered Investment Company	41,213,035	41,213,035	—	—
Purchased Options By Risk Category
Equity Price Risk	916,000	916,000	—	—

Total Assets	$719,454,682	$719,454,682	$—	$—

Liabilities
Short Sales	$(274,931,995)	$(274,931,995)	$—	$—

Total Liabilities	$(274,931,995)	$(274,931,995)	$—	$—

Total	$444,522,687	$444,522,687	$—	$—

Long/Short Healthcare Fund
Assets
US Senior Loans	$320,000	$—	$—	$320,000
Common Stocks
Consumer Staples	479,280	479,280	—	—
Healthcare
Biotechnology	6,716,472	6,016,812	699,660	—
Healthcare Equipment	7,215,867	5,421,499	—	1,794,368
Healthcare Facilities	4,938,282	4,938,282	—	—
Healthcare Providers & Services	1,938,858	1,938,858	—	—
Healthcare Services	3,418,491	3,418,491	—	—
Healthcare Supplies	360,028	360,028	—	—
Healthcare Technology	2,012,920	2,012,920	—	—
Life Sciences Tools & Services	3,915,816	3,915,816	—	—
Managed Healthcare	1,264,344	1,264,344	—	—
Pharmaceuticals	2,460,905	2,460,905	—	—
Registered Investment Company	155,405	155,405
Warrants by Risk Category
Equity Price Risk	2,900,722	47,149	—	2,853,573

Total Assets	$38,097,390	$32,429,789	$699,660	$4,967,941

Liabilities
Short Sales	$(21,894,092)	$(21,894,092)	$—	$—

Total Liabilities	$(21,894,092)	$(21,894,092)	$—	$—

Total	$16,203,298	$10,535,697	$699,660	$4,967,941

Floating Rate Opportunities Fund
Assets
US Denominated Senior Loans	$337,830,738	$—	$272,851,622	$64,979,116
Foreign Denominated Senior Loans	43,892,130	—	37,834,471	6,057,659
Asset Backed Securities	52,206,008	—	50,530,558	1,675,450
Corporate Notes and Bonds	22,720,131	—	22,720,131	—
Common Stocks
Broadcasting	19,573,069	—	—	19,573,069
Chemicals	628	628	—	—
Diversified Media	19,182,818	—	19,128,685	54,133
Energy	405,379	—	—	405,379
Financial	15,105,000	15,105,000	—	—
Gaming/Leisure	121,528	—	—	121,528
Healthcare	14,005,647	—	—	14,005,647
Housing	4,325,512	—	—	4,325,512
Retail	10,280,841	10,280,841	—	—
Telecommunications	1,433,488	1,433,488	—	—
Utility	64,386	—	—	64,386
Other	2,239,566	—	2,239,566	—
Registered Investment Company	6,855,615	6,855,615	—	—
Warrants by Risk Category
Equity Price Risk	33,975	—	—	33,975

Total Assets	$550,276,459	$33,675,572	$405,305,033	$111,295,854

Semi-Annual Report	39

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2012	Highland Funds I

	Total Market value at 12/31/12	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Other Financial Instruments
Forward Foreign Currency Contracts by Risk Category
Foreign Exchange Contracts	$(556,793)	$—	$(556,793)	$—

Total Liabilities	$(556,793)	$—	$(556,793)	$—

Total	$549,719,666	$33,675,572	$404,748,240	$111,295,854

* Please refer to the Investment Portfolio for industry breakout

The table below sets forth a summary of changes in the Long/Short Healthcare Fund’s and the Floating Rate Opportunities Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period ended December 31, 2012. The Long/Short Equity Fund had no Level 3 assets as of June 30, 2012 or December 31, 2012.

	Balance as of June 30, 2012	Transfers into Level 3	Transfers Out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)	Net Purchase	Net (Sales)	Balance as of December 31, 2012
Long/Short Healthcare Fund
Common Stocks
Healthcare Equipment	$1,783,687	$—	$—	$—	$—	$10,681	$—	$—	$1,794,368
Warrants
Equity Price Risk	2,160,469	50,744	—	—	—	642,360	—	—	2,853,573
Debt
Senior Loans	800,000	—	—	—	—	(480,000)	—	—	320,000

Total	$4,744,156	$50,744	$—	$—	$—	$173,041	$—	$—	$4,967,941

Floating Rate Opportunities Fund
Common Stocks
Broadcasting	$16,782,000	$—	$—	$—	$827,873	$3,699,196	$—	$(1,736,000)	$19,573,069
Chemicals	63,164	—	—	—	68,118	(63,164)	—	(68,118)	—
Diversified Media	12,647,707	—	(19,128,685)	—	—	6,535,111	—	—	54,133
Energy	559,143	—	—	—	—	(153,764)	—	—	405,379
Gaming/Leisure	1,074,137	—	—	—	—	(952,609)	—	—	121,528
Healthcare	1,242,186	—	—	—	—	12,763,461	—	—	14,005,647
Housing	4,356,206					(30,694)	—	—	4,325,512
Utility	107,310	—	—	—	—	(42,924)	—	—	64,386
Warrants
Equity Price Risk	30,000	—	—	—	1,906	6,069	—	(4,000)	33,975
Debt
US Denominated Senior Loans	103,119,618	—	(11,341,044)	75,106	(5,164,927)	1,211,338	13,057,908	(35,978,883)	64,979,116
Foreign Denominated Senior Loans	54,542,891	—	(6,415,342)	11,361	(23,809,066)	26,562,585	992,500	(45,827,270)	6,057,659
Asset-Backed Securities	40,969,784	—	(38,243,594)	—	1,729,229	6,394,199	—	(9,174,168)	1,675,450
Other	—	—	—	—	(838,883)	838,883	—	—	—

Total	$235,494,146	$—	$(75,128,665)	$86,467	$(27,185,750)	$56,767,687	$14,050,408	$(92,788,439)	$111,295,854

For the six months ended December 31, 2012, total change in unrealized gain/(loss) on Level 3 securities held at period-end and included in the change in net assets for Long/Short Healthcare Fund and Floating Rate Opportunities Fund were $357,311 and $56,068,003. The Funds present these unrealized gains on the Statement of Operations as net change in unrealized appreciation/(depreciation) on investments. For the period ended December 31, 2012, there were no transfers between Level 1 and Level 2.

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable

40	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2012	Highland Funds I

prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the six months ended December 31, 2012, a net amount of $50,744 and $4,014,663 of the Long/Short Healthcare Fund and the Floating Rate Opportunities Fund’s portfolio investments, respectively, was transferred to Level 3 from Level 2 and a net amount of $19,128,685 of the Floating Rate Opportunities Fund’s portfolio investments was transferred to Level 2 from Level 3. Determination of fair values is uncertain because it involves subjective judgments and estimates that are unobservable. Transfers between level two and three were due to management’s assessment of the observable and unobservable inputs used for valuing the assets.

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Fund and Category	Ending Balance at 9/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s)
Long/Short Healthcare Fund
Debt	$320,000	Expected Recovery	Probability of Recovery	40%
Common Stocks	1,794,368	Fair Valuation-Multiple Scenarios	Discount Rate	24%
			Scenario Probabilities	5 - 32%
Warrants	2,853,573	Option Pricing Model	Custom Volatility	75%

Total	$4,967,941
Floating Rate Opportunities Fund
Debt	$72,712,226	Third-Party Pricing Vendor		83.77 - 98
		Multiple Analysis	Discount Rate	10% - 100%
			Liquidity Discount	30.0%
		Liquidation Analysis	Discount Rate	0.05% -15%
		Debt - Loan Spread	Weighted Comparables	40% - 60%
			Spread on Weighted Avg DM	0.03
			Liquidity Discount	20%
			Multiple Discount	10%
		Recovery Analysis	Discount Rate	15%
			Scenario Probabilities	50%
		Discounted Cash Flows	LTM Multiple	4.7
			Liquidity Discount	20%
			Discount Rate	25% - 30%
Common Stocks	38,549,653	Liquidation Analysis	Scenario Probabilities	75%
		Third-Party Pricing Vendor		0.065 - 3,775
		Multiple Analysis	Discount Rate	10% - 100%
Warrants	33,975	Third-Party Pricing Vendor		3,775

Total	$111,295,854

The significant unobservable inputs used in the fair value measurement of the Fund’s debt investments are discount rates, scenario probabilities, assumed accrued interest, and LTM multiples. Significant increases or decreases in any of those inputs in isolation would result in a significantly lower or higher fair value measurement.

The significant unobservable inputs used in the fair value measurement of the reporting entity’s common stock investments are discount rates and scenario probabilities. Significant changes in either of those inputs in isolation would result in a significantly lower or higher fair value measurement.

Security Transactions

Security transactions are accounted for on the trade date. Cost and gains/(losses) are determined based upon the specific identification method for both financial statement and U.S. federal income tax purposes.

Cash and Cash Equivalents

The Funds consider liquid assets deposited with a bank, and certain short term debt instruments with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. Cash

Semi-Annual Report	41

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2012	Highland Funds I

and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U. S. dollars on the date of the statement of assets and liabilities. At December 31, 2012, the Funds invested their cash in the Federated Prime Obligations Fund.

Short Sales

The Funds may sell securities short. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund makes a short sale, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any dividends or other payments received on such borrowed securities. Cash held as collateral for short sales is classified as restricted cash on Long/Short Equity Fund’s and Long/Short Healthcare Fund’s Statement of Assets and Liabilities. Restricted cash in the amount of $304,076,124 and $5,517,328 was held with the broker for the Long/Short Equity Fund and the Long/Short Healthcare Fund, respectively. Restricted cash in the amount of $129,550,000 for the Long/Short Equity Fund and $1,250,000 for the Long/Short Healthcare Fund is held in each Fund’s segregated account at The Bank of New York Mellon, the Funds’ custodian. Additionally, securities valued at $73,834,730 and $21,729,240 were posted in the Long/Short Equity Fund and Long/Short Healthcare Fund’s segregated accounts as collateral.

At December 31, 2012 the Floating Rate Opportunities Fund did not have any securities sold short.

Options

The Funds may utilize options on securities or indexes to varying degrees as part of their principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Funds may hold options, write option contracts, or both.

If an option written by a Fund expires unexercised, the Fund realizes on the expiration date a capital gain equal to the premium received by the Fund at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss.

During the six months ended December 31, 2012, the Long/Short Equity Fund had written options to provide leveraged short exposure, and purchased options to provide leveraged long exposure, to the underlying equity, which is consistent with the investment strategy of the Fund.

During the six months ended December 31, 2012, the Long/Short Healthcare Fund had written options to provide leveraged short exposure, and purchased options to provide leveraged long exposure to the underlying equity, which is consistent with the investment strategy of the Fund.

During the six months ended December 31, 2012, the Floating Rate Opportunities Fund did not hold any written or purchased options.

Foreign Currency

Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates using the current 4:00 PM London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates, between trade and settlement dates on securities transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes, are recorded as unrealized foreign currency gains/(losses). Realized gains/(losses) and unrealized appreciation/(depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Forward Foreign Currency Contracts

In order to minimize the movement in NAV resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the Floating Rate Opportunities Fund may enter into forward currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time the contract is initiated. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time. Forwards involve counterparty credit risk to the Floating Rate Opportunities Fund because the forwards are not exchange traded and there is no clearinghouse to guarantee forwards against default. As of

42	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2012	Highland Funds I

December 31, 2012, the open notional values of the Fund’s forward foreign currency contracts were EUR 1,485,000 and GBP 7,800,000 and during the six months ended December 31, 2012, the closed notional values were EUR 21,850,000, and GBP 26,900,000.

Financial Instruments

The Funds adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Funds disclose: a) how and why an entity uses derivative instruments, b) how derivative instruments and related hedged items are accounted for and c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The fair value of derivative instruments on the Statement of Assets and Liabilities, have the following risk exposure at December 31, 2012.

	Fair Value
Risk Exposure	Asset Derivatives		Liability Derivatives
Long/Short Equity Fund
Equity Price Risk	$916,000	(1)	$—
Long/Short Healthcare Fund
Equity Price Risk	2,900,722	(1)	—
Floating Rate Opportunities Fund
Equity Price Risk	33,975	(1)	—
Foreign Exchange Risk	—		556,794	(2)

(1)	Statement of Assets and Liabilities location: Total investments, at value.
(2)	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency contracts.

The effect of derivative instruments on the Statement of Operations for the six months ended December 31, 2012 was as follows:

Risk Exposure	Net Realized Gain (Loss) on Derivatives		Net Change in Unrealized Appreciation/ (Depreciation) on Derivatives
Long/Short Equity Fund
Equity Price Risk	$(3,073,795	)(1)	$(234,364	)(3)
Credit Risk	—		—
Long/Short Healthcare Fund
Equity Price Risk	(3,450,650)		(683,541)
Floating Rate Opportunities Fund
Equity Price Risk	1,906	(1)	6,068	(3)
Foreign Exchange Risk	188,459	(2)	(1,333,518	)(4)

(1)	Statement of Operations location: Net realized gain/(loss) on written options, and/or investments.
(2)	Statement of Operations location: Net realized gain/(loss) on foreign currency transactions and forward foreign currency contracts.
(3)	Statement of Operations location: Net change in unrealized appreciation/ (depreciation) on investments.
(4)	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on translation of Assets and Liabilities denominated in foreign currency and forward currency contracts.
(5)	Statement of Operations: Net realized gain/(loss) on credit default swaps.

For the six months ended December 31, 2012, each Fund’s average volume of derivatives is as follows:

Derivatives	Long/Short Equity Fund	Long/Short Healthcare Fund	Floating Rate Opportunities Fund
Warrants (Units)	—	2,077,394	605,075
Purchased Options (Contracts)	4,384	3,069	—
Forward Contracts Sold (Depreciation)	—	—	$(75,724)

Income Recognition

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums of debt instruments.

Determination of Class Net Asset Values

All income, expenses (other than distribution fees and service fees, which are class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains/(losses) are allocated to each class of shares of each Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains/(losses) are allocated based on the relative net assets of each class.

U.S. Federal Income Tax Status

Each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and will distribute substantially all of its taxable income and gains, if any, for the tax year, and as such will not be subject to U.S. federal income taxes. In addition, the Funds intend to distribute, in each calendar year, all of their net investment income, capital gains and certain other amounts, if any, such that the Funds should not be subject to U.S. federal excise tax. Therefore, no U.S. federal income or excise tax provisions are recorded.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Distributions to Shareholders

The Funds intend to pay distributions from net investment income, if any, on a monthly basis. The Funds intend to pay net realized capital gains, if any, on an annual basis.

Semi-Annual Report	43

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2012	Highland Funds I

Statement of Cash Flows

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within each Fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and sub-custodian bank, respectively, and does not include cash posted as collateral in the segregated account or with the broker-dealers.

Note 3. U.S. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period.

Reclassifications are made to the Funds’ capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The tax character of distributions paid during the year ended June 30, 2012 and June 30, 2011 were as follows:

Fund	Ordinary Income*	Distributions paid from: Long-Term Capital Gains	Distributions in Excess
Long/Short Equity Fund
2012	$3,482,889	$—	$—
2011	9,979,551	—	—
Long/Short Healthcare Fund
2012	6,785,881	—	—
2011	485,727	194,575	—
Floating Rate Opportunities Fund
2012	26,165,656	—	—
2011	—	—	—

*	For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.

As of June 30, 2012, the Funds’ tax year end, the components of distributable earnings on a tax basis were as follows:

Fund	Accumulated Capital and Other Losses	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation/ (Depreciation)*
Long/Short Equity Fund	$—	$18,367,361	$—	$7,113,857
Long/Short Healthcare Fund	(7,037,464)	—	—	249,854
Floating Rate Opportunities Fund	(864,417,994)	1,015,388	—	(567,205,408)
*	Any differences between book-basis and tax-basis net unrealized appreciation/(depreciation) are primarily due to deferral of losses from wash sale, premium amortization, and other adjustments.

For the year ended June 30, 2012, The Floating Rate Opportunity Fund had capital loss carryforwards, which will expire in the indicated years:

	Capital Loss Carryforwards		Expiration Date
	$(8,394,093)	*	2015
	(232,159,979)	*	2016
	(450,912,670)	*	2017
	(143,999,490)	*	2018
	(5,842,812)	*	N/A	**

Total	$(841,309,044)

*	These capital loss carryforward amounts were acquired in the reorganizations (see Note 13) and are available to offset future capital gains of Floating Rate Opportunities Fund. Floating Rate Opportunities Fund ability to utilize the capital loss carryforwards is limited under Internal Revenue Service regulations. The amount of $(5,842,812) is long term in character.

**	On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act modifies several of the Federal income and excise tax provisions related to RICs. Under the Modernization Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss as compared with pre-enactment law where capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

For the year ended June 30, 2012 there were no capital loss carryforwards for the Long/Short Equity Fund and the Long/Short Healthcare Fund.

Unrealized appreciation and depreciation at December 31, 2012, based on cost of investments for U.S. federal income tax purposes, was:

Fund	Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation)*	Cost
Long/Short Equity Fund	$26,230,323	$(9,214,747)	$17,015,576	$702,439,106
Long/Short Healthcare Fund	5,170,729	(1,543,569)	3,627,160	34,470,230
Floating Rate Opportunities Fund	28,072,165	(532,306,934)	(504,233,769)	1,054,510,228

*	Any differences between book-basis and tax-basis net unrealized appreciation/(depreciation) are primarily due to deferral of losses from wash sale, premium amortization, and other adjustments

Note 4. Advisory, Administration, Service and Distribution, Trustee, and Other Fees

Investment Advisory Fees and Subadvisory Fees

The Investment Adviser receives from the Long/Short Equity Fund and the Long/Short Healthcare Fund monthly investment advisory fees, computed and accrued daily based on the Average Daily Managed Assets of each Fund, at the annual rate of 2.25% and 1.00%, respectively.

44	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2012	Highland Funds I

The Long/Short Healthcare Fund and the Investment Adviser have entered into a sub-advisory agreement with Cummings Bay Capital Management, L.P. The Fund pays sub-advisory fees to Cummings Bay Capital Management, L.P. at an annual rate of 0.50% of the Average Daily Managed Assets of the Fund.

The Investment Adviser receives from the Floating Rate Opportunities Fund monthly investment advisory fees, computed and accrued daily, based on an annual rate of 0.65% of the Fund’s Average Daily Managed Assets for the first $1 billion, 0.60% of the Fund’s Average Daily Managed Assets for the next $1 billion and 0.55% of the Fund’s Average Daily Managed Assets over $2 billion.

“Average Daily Managed Assets” of a Fund means the average daily value of the total assets of the Fund less all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage).

Administration Fees

The Investment Adviser provides administrative services to each Fund. For its services, the Investment Adviser receives a monthly administration fee, computed and accrued daily, at the annual rate of 0.20% of each Fund’s Average Daily managed net assets. Under a separate sub-administration agreement, the Investment Adviser has delegated certain administrative functions to BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”). The Investment Adviser pays BNY Mellon directly for these sub-administration services.

Service and Distribution Fees

Foreside Funds Distributors LLC (the “Underwriter”), serves as the principal underwriter and distributor of each Fund’s shares. The Underwriter receives the front-end sales charge imposed on the sale of Class A Shares and the contingent deferred sales charge (“CDSC”) imposed on certain redemptions of Class A and Class C Shares. For the period ended December 31, 2012, the Underwriter received $11,457, $686 and $1,866 of front end sales charges for Class A Shares of the Long/Short Equity Fund, the Long/Short Healthcare Fund and the Floating Rate Opportunities Fund, respectively. The Underwriter received $13 of CDSC for Class B of the Floating Rate Opportunities Fund. The Underwriter also received $3,527, $2,191 and $560 of CDSC for Class C Shares of the Long/Short Equity Fund, the Long/Short Healthcare Fund and the Floating Rate Opportunities Fund, respectively.

The Funds have adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) for Class A Shares, Class B Shares and Class C Shares of the Funds, which requires the payment of a monthly fee to the Underwriter at an annual rate of the average daily net assets of each class as follows:

Fund	Class A Shares	Class B Shares	Class C Shares
Long/Short Equity Fund	0.35%	N/A	1.00%
Long/Short Healthcare Fund	0.35%	N/A	1.00%
Floating Rate Opportunities	0.35%	0.70%	0.85%

For the six months ended December 31, 2012, the Distribution and Service fees, which are included on the Statement of Operations for each class, were as follows:

Fund	Long/Short Equity Fund	Long/Short Healthcare Fund	Floating Rate Opportunities Fund
Fees:
Class A	$464,565	$42,809	$351,268
Class B	—	—	9,316
Class C	279,487	40,188	1,355,082

Expense Limits and Fee Reimbursements

For the Long/Short Equity Fund, the Investment Adviser voluntarily agreed to waive a portion of its advisory fee in an amount equal to 1.25% of the Fund’s Average Daily Managed Assets. This waiver may be terminated at any time by the Investment Adviser on fourteen days written notice to shareholders.

For the Long/Short Healthcare Fund, prior to November 1, 2011, the Investment Adviser voluntarily agreed to waive all of its advisory fee and 0.19% of its administration fee. Effective November 1, 2011, the Investment Adviser has discontinued all waivers.

For the Floating Rate Opportunities Fund, effective November 1, 2012, the Investment Adviser contractually agreed to limit the total annual operating expenses of the Floating Rate Opportunities Fund (exclusive of fees paid by the Fund pursuant to its distribution plan under Rule 12b-1 under the Investment company Act of 1940, taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to 0.95% of average daily net assets of the fund. The Expense Cap will continue through at least October 31, 2013, and may not be terminated prior to this date without the action or consent of the Board of Trustees.

The Trust, on behalf of the Fund, has contractually agreed to pay the Adviser all amounts previously paid, waived or reimbursed by the Adviser with respect to the Fund pursuant to the Expense Cap, provided that the amount of such additional payment in any year, together with all other expenses of the Fund, in the aggregate, would not cause the Fund’s total annual operating expenses in any such year to

Semi-Annual Report	45

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2012	Highland Funds I

exceed the amount of the Expense Cap, and provided further that no additional payments by the Trust will be made with respect to amounts paid, waived or reimbursed by the Adviser more than 36 months after the date the Fund accrues a liability with respect to such amounts paid, waived or reimbursed by the Adviser. The recoupment amount for the Floating Rate Fund was $426,055, which will expire in November 1, 2015.

For the six months ended December 31, 2012, the Investment Adviser waived $5,290,460 for the Long/Short Equity Fund, and reimbursed $426,055 for the Floating Rate Opportunities Fund.

Fees Paid to Officers and Trustees

Each Trustee who is not an “interested person” of the Funds as defined in the 1940 Act (the “Independent Trustees”) receives an annual retainer of $150,000 payable in quarterly installments and allocated among each portfolio in the Highland Fund Complex based on relative net assets. The “Highland Fund Complex” consists of all of the registered investment companies advised by the Investment Adviser as of the date of this report.

The Funds pay no compensation to their one interested Trustee or any of their officers, all of whom are employees of the Investment Adviser.

Note 5. Redemption Fees

The Funds impose a 2.00% redemption fee on some Class A, Class B, Class C and Class Z Shares that are redeemed or exchanged within two months or less after the date of purchase, unless otherwise waived by a Fund. The fee is calculated based on the shares’ aggregate net asset value on the date of redemption, is allocated back to each class based on relative net assets and is deducted from the redemption proceeds on the Statement of Changes in Net Assets. The redemption fee is not a sales charge and is retained by the Funds. For the six months ended December 31, 2012, the Funds collected the following redemption fees:

	Redemption Fee Amount
Fund	Class A	Class B	Class C	Class Z
Long/Short Equity Fund	$5,585	$—	$1,176	$11,141
Long/Short Healthcare Fund	741	—	250	395
Floating Rate Opportunities Fund	337	94	724	81

Note 6. Portfolio Information

For the six months ended December 31, 2012, the cost of purchases and the proceeds from sales of the Funds’ portfolio securities (excluding short-term investments) amounted to the following:

	Purchases		Sales
Fund	U.S. Government*	Other	U.S. Government*	Other
Long/Short Equity Fund	$—	$2,256,890,999	$—	$2,116,419,952
Long/Short Healthcare Fund	—	253,366,599	—	260,857,859
Floating Rate Opportunities Fund	—	192,951,495	—	315,228,332

*	The Funds did not have any purchases or sales of U.S. Government Securities for the six months ended December 31, 2012.

Note 7. Securities Lending

Each Fund may make secured loans of its portfolio securities amounting to not more than one-third of the value of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delays in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially and possible investment losses in the investment of collateral. Pursuant to the Fund’s securities lending policies, securities loans are made to unaffiliated broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities subject to the loan. The borrower pays to a Fund an amount equal to any interest or dividends received on securities subject to the loan. When the collateral falls below 102% of market value for U.S. securities and 105% of market value for international securities, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. As of December 31, 2012, the market values of securities loaned by the Long/Short Equity Fund was $288,930. The loaned securities on the Long/Short Equity Fund and the Long/Short Healthcare Fund were secured by cash collateral of $298,506 and $0, respectively, which was invested in the Federated Prime-Obligations Fund.

Note 8. Credit Agreement

Effective June 13, 2012, the Floating Rate Opportunities Fund entered into a $300,000,0000 credit agreement (the “Credit Agreement”) with State Street Bank and Trust Company with an expiration of June 10, 2013. On October 29, 2012, the Credit Agreement was amended, reducing the facility from $300,000,000 to $250,000,000. At December 31, 2012, the Floating Rate Opportunities Fund had borrowings under the Credit Agreement of $25,000,000, secured by substantially all of the assets in the portfolio, including cash and cash equivalents. Interest is charged at a rate equal to the adjusted

46	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2012	Highland Funds I

LIBOR plus 1.10% per annum based on the outstanding borrowings. In addition, a commitment fee on the unutilized commitment amount of 0.15% per annum is charged. Included in the Statement of Operations is $354,637 of interest expense related to the Credit Agreement and $678,081 of Commitment fees in the Statement of Operations.

The average daily loan balance was $50,117,486 at a weighted average interest rate of 1.28%, excluding any commitment fee, for the six months ended December 31, 2012. As of December 31, 2012, the fair value of the outstanding Credit Agreement was estimated to be $25,224,418, and would be categorized as Level 3 within the fair value hierarchy. The fair value was estimated based on discounting the cash flows owed using a discount rate of 0.50% over the 1 year risk free rate.

The Floating Rate Opportunities Fund is required to maintain 300% asset coverage with respect to amounts outstanding under the New Credit Agreement, as amended, and the Fund is required to maintain 300% asset coverage under Section 18(a) of the 1940 Act. Asset coverage is calculated by subtracting the Fund’s total liabilities, not including any amount representing bank loans and senior securities, from the Fund’s total assets and dividing the result by the principal amount of the borrowings outstanding. As of the dates indicated below, the Floating Rate Opportunities Fund’s debt outstanding and asset coverage was as follows:

Date	Total Amount Outstanding	% of Asset Coverage of Indebtedness
12/31/2012	$25,000,000	2,224.2%
06/30/2012	89,000,000	718.4
06/30/2011	135,000,000	659.9
06/30/2010	115,000,000	606.0
08/31/2009	181,000,000	465.8
08/31/2008	511,000,000	409.3
08/31/2007	960,000,000	400.5

Note 9. Unfunded Loan Commitments

As of December 31, 2012, the Floating Rate Opportunities Fund did not have any unfunded loan commitments.

Unfunded loan commitments are marked to market on the relevant day of valuation in accordance with the Fund’s valuation policies. Any applicable unrealized gain/(loss) and unrealized appreciation/(depreciation) on unfunded loan commitments are recorded on the Statement of Assets and Liabilities and the Statement of Operations, respectively. As of December 31, 2012, the Floating Rate Opportunities Fund did not have a net discount or unrealized on unfunded transactions. The net change in unrealized appreciation on unfunded transactions of $73,211 is recorded in the Statement of Operations.

Note 10. Affiliated Issuers

Under Section 2 (a) (3) of the 1940 Act, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its outstanding voting securities. The Long/Short Healthcare Fund held at least five percent of the outstanding voting securities of the following companies as of December 31, 2012:

	Par Value at December 31, 2012	Shares at December 31, 2012	Market Value		Affiliated Income	Purchases	Sales
			June 30, 2012	December 31, 2012
CNS response, Inc. (Senior Loans)	$400,000	—	$400,000	$160,000	$—	$—	$—
CNS response, Inc. (Senior Loans)	400,000	—	400,000	160,000	—	—	—
CNS response, Inc. (Common Stock)	—	22,698	77,742	11,009	—	—	—
CNS response, Inc. (Warrants)	—	—	87,720	—	—	—	—
CNS response, Inc. (Warrants)	—	—	85,600	—	—	—	—
Genesys Ventures IA, L.P. (Common Stock)	—	1,068,076	1,783,687	1,794,368	—	—	—

	$800,000	1,090,774	$2,834,749	$2,125,377	$—	$—	$—

Semi-Annual Report	47

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2012	Highland Funds I

The Floating Rate Opportunities Fund held at least five percent of the outstanding voting securities of the following companies as of December 31, 2012:

	Par Value	Shares at	Market Value
Issuer	at December 31, 2012	December 31, 2012	June 30, 2012	December 31, 2012	Affiliated Income	Purchases	Sales
CCS Medical, Inc, (Senior Loans)	$30,278,471	—	$29,064,227	$29,672,902	$—	$2,879,961	$365,582
CCS Medical, Inc, (Common Stocks)	—	207,031	1,242,186	14,005,647	1,278,046	—	—
ComCorp Broad Casting, Inc. (Senior Loans)	5,448,553	—	5,506,914	5,278,733	258,801	—	544,629
Communications Corp. of America (Common Stocks)	—	304,726	—	94,069	—	—	—
LLV, Holdco, LLC (Senior Loans)	9,390,076	—	10,490,962	6,762,733	142,860	924,555	3,807,643
LLV, Holdco, LLC (Common Stocks)	—	34,992	420,070	—	—	—	—
LLV, Holdco, LLC (Warrants)	—	13,941	—	—	—	—	—
Young Broadcasting, Inc. (Common Stocks)	—	5,160	16,782,000	19,479,000	—	—	908,127
Young Broadcasting, Inc. (Warrants)	—	9	30,000	33,975	—	—	2,094

	$45,117,100	565,859	$63,536,359	$75,327,059	$1,679,707	$3,804,516	$5,628,075

*	Company is a wholly owned subsidiary of Communications Corp. of America.

The Fund is permitted to purchase or sell securities from or to certain other affiliated funds under specified conditions outlined in the procedures adopted by the Board of Trustees of the Fund. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 act. Further, as defined under the procedures, each transaction is effective at the current market price. For the six months ended December 31, 2012, the Fund did not engage in security transactions with affiliated funds.

Note 11. Indemnification

The Funds have a variety of indemnification obligations under contracts with their service providers. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Note 12. Disclosure of Significant Risks and Contingencies

Counterparty Credit Risk

Counterparty credit risk is the potential loss a Fund may incur as a result of the failure of a counterparty or an issuer to make payments according to the terms of a contract. Counterparty credit risk is measured as the loss a Fund would record if its counterparties failed to perform pursuant to the terms of their obligations to the Fund. Because a Fund may enter into over-the-counter forwards, options, swaps and other derivative financial instruments, a Fund may be exposed to the credit risk of its counterparties. To limit the counterparty credit risk associated with such transactions, a Fund conducts business only with financial institutions judged by the Investment Adviser to present acceptable credit risk.

Regulatory Risk

Recent legislation has called for a new regulatory framework for the derivatives market. The impact of the new regulations are still unknown, but has the potential to increase the costs of using derivatives, may limit the availability of some forms of derivatives or the Funds’ ability to use derivatives, and may adversely affect the performance of some derivative instruments used by the Funds as well as the Funds’ ability to pursue its investment objective through the use of such instruments.

Non-Diversification Risk

Due to the nature of each Fund’s investment strategy and its non-diversified status, it is possible that a material amount of a Fund’s portfolio could be invested in the securities of one or a few issuers. Investing a significant portion of a Fund’s portfolios in any one or a few issuers may result in the Fund’s shares being more sensitive to the economic results of those few issuers.

Hedging Transactions Risk

Each Fund may engage in “hedging,” the practice of attempting to offset a potential loss in one position by establishing an opposite position in another investment. Hedging strategies in general are usually intended to limit or reduce

48	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2012	Highland Funds I

investment risk, but can also be expected to limit or reduce the potential for profit. For example, if the Fund has taken a defensive posture by hedging its portfolio, and stock prices advance, the return to investors will be lower than if the portfolio had not been hedged. No assurance can be given that any particular hedging strategy will be successful, or that the Investment Adviser will elect to use a hedging strategy at a time when it is advisable.

Illiquid and Restricted Securities Risk

Restricted securities (i.e., securities acquired in private placement transactions) and illiquid securities may offer higher yields than comparable publicly traded securities. The Funds, however, may not be able to sell these securities when the Investment Adviser considers it desirable to do so or, to the extent they are sold privately, may have to sell them at less than the price of otherwise comparable securities. Restricted securities are subject to limitations on resale which can have an adverse effect on the price obtainable for such securities. Also, if in order to permit resale the securities are registered under the Securities Act at a Fund’s expense, the Fund’s expenses would be increased.

Short Selling Risk

Short sales by the Funds that are not made where there is an offsetting long position in the asset that it is being sold short theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Short selling allows the Funds to profit from declines in market prices to the extent such decline exceeds the transaction costs and costs of borrowing the securities. However, since the borrowed securities must be replaced by purchases at market prices in order to close out the short position, any appreciation in the price of the borrowed securities would result in a loss. Purchasing securities to close out the short position can itself cause the price of securities to rise further, thereby exacerbating the loss. The Funds may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, a Fund might have difficulty purchasing securities to meet margin calls on its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

Options Risk

There are several risks associated with transactions in options on securities. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A transaction in options or securities may be unsuccessful to some degree because of market behavior or unexpected events.

When a Fund writes a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation and once an option writer has received an exercise notice, it must deliver the underlying security in exchange for the strike price.

When a Fund writes a covered put option, the Fund bears the risk of loss if the value of the underlying stock declines below the exercise price minus the put premium. If the option is exercised, the Fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise plus the put premium the Fund received when it wrote the option. While the Fund’s potential gain in writing a covered put option is limited to distributions earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the Fund risks a loss equal to the entire exercise price of the option minus the put premium.

Non-Payment Risk

Corporate debt obligations, including Senior Loans, are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to the Fund, a reduction in the value of the Senior Loan experiencing non-payment and a potential decrease in the NAV of the Fund.

Credit Risk

The Floating Rate Opportunities Fund invests all or substantially all of its assets in Senior Loans of other securities that are rated below investment grade and unrated Senior Loans of comparable quality. Investments rated below investment grade are commonly referred to as “high yield securities” or “junk securities”. They are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and interest payments. Investments in high-yield securities may result in greater NAV fluctuation than if the Fund did not make such investments.

Leverage Risk

Each of the Funds may use leverage in their investment program, including the use of borrowed funds and investments in certain types of options, such as puts, calls and warrants, which may be purchased for a fraction of the price of the underlying securities. While such strategies and techniques increase the opportunity to achieve higher returns on the amounts invested, they also increase the risk of loss. To

Semi-Annual Report	49

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2012	Highland Funds I

the extent the Funds purchase securities with borrowed funds, their net assets will tend to increase or decrease at a greater rate than if borrowed funds are not used. If the interest expense on borrowings were to exceed the net return on the portfolio securities purchased with borrowed funds, the Funds’ use of leverage would result in a lower rate of return than if the Funds were not leveraged.

Currency Risk

A portion of the Floating Rate Opportunities Fund assets may be quoted or denominated in non-U.S. currencies. These securities may be adversely affected by fluctuations in relative currency exchange rates and by exchange control regulations. The Fund’s investment performance may be negatively affected by a devaluation of a currency in which the Fund’s investments are quoted or denominated. Further, the Fund’s investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.

Non-U.S. Securities Risk

Each of the Funds may invest in non-U.S. securities. Investing in non-U.S. securities involves certain risks not involved in domestic investments, including, but not limited to: fluctuations in foreign exchange rates; future foreign economic, financial, political and social developments; different legal systems; the possible imposition of exchange controls or other foreign governmental laws or restrictions; lower trading volume; much greater price volatility and illiquidity of certain non-U.S. securities markets; different trading and settlement practices; less governmental supervision; changes in currency exchange rates; high and volatile rates of inflation; fluctuating interest rates; less publicly available information; and different accounting, auditing and financial recordkeeping standards and requirements.

Forward Currency Contracts Risk

The Floating Rate Opportunities Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use forward contracts to gain exposure to, or hedge against, changes in the value of foreign currencies. A forward contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, daily fluctuations in the value of the contract are recorded for financial statement purposes as unrealized gains or losses by the Fund. At the expiration of the contracts the Fund realizes the gain or loss. Upon entering into such contracts, the Fund bears the risk of exchange rates moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the forward contracts and may realize a loss. Forwards involve counterparty credit risk to the Fund because forwards are not exchange traded and there is no clearinghouse to guarantee the forwards against default.

Industry Concentration Risk

The Long/Short Healthcare Fund has a policy of investing primarily in securities issued by healthcare companies, which makes the Fund susceptible to economic, political or regulatory risks or other occurrences associated with the healthcare industry.

Note 13: Legal Matters

Matters Relating to FRO’s Investment in TOUSA, Inc.

FRO is one of numerous defendants (“Lenders”) that have been named in an adversary proceeding pending in the Bankruptcy Court of the Southern District of Florida (the “Court”). The action, entitled In re Tousa Inc., et al., was filed on July 15, 2008, by the Official Committee of Unsecured Creditors of TOUSA, Inc. and its affiliates (the “Plaintiff”), which are home building companies to which the Lenders loaned money through different lending facilities. Plaintiff alleges that monies used to repay the Lenders should be voided as fraudulent and preferential transfers under the bankruptcy laws. More specifically, Plaintiff alleges that subsidiaries of the home building companies were forced to become co-borrowers and guarantors of the monies used to repay the Lenders, and that the subsidiaries did not receive fair consideration or reasonably equivalent value when they transferred the proceeds to repay the Lenders.

Plaintiff seeks to void the transfers and other equitable relief. FRO and other Funds and accounts managed by the Investment Adviser and the other Lenders are named as defendants in two separate lending capacities; first, as lenders in a credit agreement (the “Credit Lenders”); and second, as lenders in a term loan (the “Term Loan Lenders”). The case went to trial, which concluded in August 2009. On October 13, 2009, the Bankruptcy Court ruled for the Plaintiff in the action and ordered the Defendants to return the proceeds received from the pay-off of the term loan at par on July 31, 2007. The proceeds received by FRO totaled $4,000,000. Additionally, the court ordered the Defendants to pay simple interest on the amount returned at an annual rate of 9%. In November 2009, FRO and other Defendants filed appealed the decision from the Bankruptcy Court to the District Court. On December 22, 2009, FRO posted $5,310,479 (“Security”) with the Court. This amount was recorded in the Statement of Assets and Liabilities and the Statement of Operations. On February 11, 2011, the District

Court entered an order quashing all liability of the Lenders and declaring the remedies against the Lenders null and void. On May 15, 2012, the Eleventh Circuit Court of Appeal (“Eleventh Circuit”) issued its decision reversing the judgment of the District Court, affirming the liability findings of

50	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited)(continued)

December 31, 2012	Highland Funds I

the Bankruptcy Court, and remanding to the District Court for further proceedings consistent with their opinion. Briefing has been completed at the District Court, and it is anticipated the District Court will set oral arguments in the second quarter of 2013. FRO’s posted Security will be released upon a final appellate ruling.

Note 14. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were the following events:

Effective January 14, 2013, as approved by the Board, State Street Bank and Trust Company replaced The Bank of New York Mellon as the custodian of the Funds.

On February 22, 2013 the Board approved a contractual fee waiver of 1.25% of the Long/Short Equity Fund’s average daily managed assets, replacing the current voluntary fee waiver of 1.25%. The contractual waiver will be effective upon proper filing with the Securities and Exchange Commission.

Semi-Annual Report	51

ADDITIONAL INFORMATION (unaudited)

December 31, 2012	Highland Funds I

Additional Portfolio Information

The Investment Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts. Although investment decisions for the Funds are made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Funds, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that involve taking contradictory positions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Funds and one or more of such other accounts are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the Funds and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Funds and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Funds, in some cases these activities may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds.

Disclosure of Fund Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) and service fees; and other Fund expenses. This example is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period July 1, 2012 through December 31, 2012, unless otherwise indicated.

This table illustrates your Fund’s costs in two ways:

Actual Expenses: The first part of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second part of the table provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The actual expense ratio includes voluntary fee waivers or expense reimbursements by the Fund’s investment adviser. The expense ratio would be higher had the fee waivers or expense reimbursements not been in effect. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second part of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

52	Semi-Annual Report

ADDITIONAL INFORMATION (unaudited) (continued)

December 31, 2012	Highland Funds I

	Beginning Account Value 07/01/12	Ending Account Value 12/31/12	Annualized Expense Ratio(1)	Annualized Expense Ratio(2)	Expenses Paid During the Period(3)	Expenses Paid During the Period(4)	Actual Returns for Period
Long/Short Equity Fund
Actual Fund Return
Class A	$1,000.00	$997.50	2.64%	1.80%	$13.29	$9.06	-0.25%
Class C	1,000.00	994.60	3.29%	2.45%	16.54	12.32	-0.54%
Class Z	1,000.00	999.30	2.28%	1.44%	11.49	7.26	-0.07%

Hypothetical
Class A	$1,000.00	$1,011.70	2.64%	1.80%	$13.17	$9.00	5.00%
Class C	1,000.00	1,008.48	3.29%	2.45%	16.38	12.23	5.00%
Class Z	1,000.00	1,013.49	2.28%	1.44%	11.38	7.20	5.00%

Long/Short Healthcare Fund
Actual Fund Return
Class A	$1,000.00	$909.80	3.71%	2.47%	$17.87	$11.89	-9.02%
Class C	1,000.00	907.40	4.36%	3.12%	20.98	15.00	-9.26%
Class Z	1,000.00	911.10	3.36%	2.12%	16.20	10.21	-8.89%

Hypothetical
Class A	$1,000.00	$1,006.38	3.71%	2.47%	$18.47	$12.33	5.00%
Class C	1,000.00	1,003.16	4.36%	3.12%	21.67	15.54	5.00%
Class Z	1,000.00	1,008.12	3.36%	2.12%	16.74	10.59	5.00%

Floating Rate Opportunities Fund
Actual Fund Return
Class A	$1,000.00	$1,095.90	1.81%	1.62%	$9.56	$8.56	9.59%
Class B	1,000.00	1,095.60	2.16%	1.97%	11.41	10.41	9.56%
Class C	1,000.00	1,093.20	2.31%	2.12%	12.19	11.19	9.32%
Class Z	1,000.00	1,098.10	1.46%	1.27%	7.72	6.72	9.81%

Hypothetical
Class A	$1,000.00	$1,015.82	1.81%	1.62%	$9.05	$8.10	5.00%
Class B	1,000.00	1,014.08	2.16%	1.97%	10.79	9.84	5.00%
Class C	1,000.00	1,013.34	2.31%	2.12%	11.53	10.59	5.00%
Class Z	1,000.00	1,017.55	1.46%	1.27%	7.30	6.36	5.00%

(1)	Annualized, based on the Fund’s most recent fiscal half-year expenses, including dividends on short positions and interest expenses, if any.
(2)	Annualized, based on the Fund’s most recent fiscal half-year expenses, excluding dividends on short positions and interest expense, if any.
(3)	Expenses are equal to the Fund’s annualized expense ratio including interest expense and dividends on short positions, if any, multiplied by the average account value over the period, multiplied by 184/365 (to reflect ore-half year period).
(4)	Expenses are equal to the Fund’s annualized expense ratio excluding interest expense and dividends on short positions, if any, multiplied by the average account value over the period, multiplied by 184/365 (to reflect ore-half year period).

Approval of Highland Funds I Advisory and

Sub-Advisory Agreements

The Trust has retained the Investment Adviser to manage the assets of each of Highland Floating Rate Opportunities Fund, Highland Long/Short Equity Fund and Highland Long/Short Healthcare Fund (for purposes of this section, each a “Fund”) pursuant to investment advisory agreements between the Investment Adviser and each such Fund (the “Advisory Agreements”). The Trust has also retained Cummings Bay Capital Management, L.P. (the “Sub-Adviser” and, together with the Investment Adviser, the

“Advisers”) to serve as sub-adviser to Highland Funds I, on behalf of Highland Long/Short Healthcare Fund (“Long/Short Healthcare Fund”), pursuant to a sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Advisory Agreements, the “Agreements”) by and among the Investment Adviser, the Sub-Adviser and Highland Funds I. The Agreements have been approved by the Funds’ Board of Trustees, including a majority of the Independent Trustees.

Semi-Annual Report	53

ADDITIONAL INFORMATION (unaudited) (continued)

December 31, 2012	Highland Funds I

Following an initial two-year term, each of the Agreements continues in effect from year-to-year, provided such continuance is specifically approved at least annually by the vote of holders of at least a majority of the outstanding shares of the Fund or by the Board of Trustees and, in either event, by a majority of the Independent Trustees of the Fund casting votes in person at a meeting called for such purpose.

At a meeting held on September 14, 2012, the Board of Trustees, including the Independent Trustees, most recently approved, for a one-year period commencing December 31, 2012, the continuance of the Agreements with respect to each Fund. As part of its review process, the Board of Trustees requested, through Fund counsel and its independent legal counsel, and received from the Advisers, various information and written materials in connection with meetings of the Board of Trustees held on August 28, 2012 and September 14, 2012, including: (1) information regarding the financial soundness of the Advisers and the profitability of the Agreements to the Advisers; (2) information on the advisory and compliance personnel of the Advisers, including compensation arrangements; (3) information on the internal compliance procedures of the Advisers; (4) comparative information showing how the Funds’ proposed fees and anticipated operating expenses compare to those of other registered investment companies and private funds that follow investment strategies similar to those of the Funds; (5) information on the investment performance of the Funds, including comparisons of the Funds’ performance against that of other registered investment companies and private funds that follow investment strategies similar to those of the Funds; (6) information regarding brokerage and portfolio transactions; and (7) information on any legal proceedings or regulatory audits or investigations affecting the Advisers. The Trustees also relied on information provided in connection with the initial approval of the Agreements, as well as new information specifically relating to changes from such time, and information provided at periodic meetings of the Trustees over the course of the year. The Trustees reviewed various factors discussed in independent counsel’s legal memorandum, the detailed information provided by the Investment Adviser and Sub-Adviser and other relevant information and factors. The Trustees’ conclusions as to the approval of the Agreements were based on a comprehensive consideration of all information provided to the Trustees without any single factor being dispositive in and of itself. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

The nature, extent, and quality of the services to be provided by the Advisers

The Board of Trustees considered the portfolio management services to be provided by the Advisers under the Agreements and the activities related to portfolio management, including use of technology, research capabilities, and investment management staff. The Board of Trustees discussed the relevant experience and qualifications of the personnel providing advisory services, including the background and experience of the members of each Fund’s portfolio management team. The Trustees reviewed the management structure, assets under management and investment philosophies and processes of the Advisers. The Trustees also reviewed and discussed information regarding the Advisers’ compliance policies and procedures. With regard to Long/Short Healthcare Fund, for which the Sub-Adviser has been retained, the Trustees considered the services provided by the Investment Adviser with respect to the supervision of the Sub-Adviser, including the performance of periodic detailed analysis and review of the performance by the Sub-Adviser of its obligations to the Fund, including, without limitation, a review of the Sub-Adviser’s investment performance in respect of the Fund; preparation and presentation of periodic reports to the Trustees regarding the investment performance of the Sub-Adviser and other information regarding the Sub-Adviser; review and consideration of any changes in the personnel of the Sub-Adviser responsible for performing the Sub-Adviser’s obligations and making appropriate reports to the Trustees; review and consideration of any changes in the ownership or senior management of the Sub-Adviser and making appropriate reports to the Trustees; performing periodic in-person or telephonic diligence meetings with representatives of the Sub-Adviser; and preparing recommendations with respect to the continued retention of the Sub-Adviser or the replacement of the Sub-Adviser. The Trustees concluded that the Advisers had the quality and depth of personnel and investment methods essential to performing their duties under the Agreements, and that the nature and the quality of such advisory services were satisfactory.

The Advisers’ Historical Performance in Managing the Funds

The Board of Trustees reviewed the historical performance of the Advisers and the Funds’ portfolio management teams in managing the Funds over various time periods and reflected on previous discussions regarding matters bearing on the Advisers’ performance at their meetings throughout the year. With respect to the Funds, the Trustees discussed relative performance and contrasted the performance of the Funds and their respective portfolio management teams versus that of the Funds’ peers, as represented by certain other registered investment companies that follow invest-

54	Semi-Annual Report

ADDITIONAL INFORMATION (unaudited) (continued)

December 31, 2012	Highland Funds I

ment strategies similar to the Funds as well as comparable indices. With respect to each Fund, the Trustees concluded that the Fund’s performance or other relevant factors supported the renewal of the Agreement(s) relating to that Fund. In the case of each Fund that had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods, the Trustees concluded that other factors relevant to performance supported renewal of the Agreements. These factors included one or more of the following: (1) that underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Advisers that was reasonable and consistent with the Fund’s investment objective and policies and (2) that the Fund’s more recent performance was competitive when compared to relevant performance benchmarks or peer groups.

The costs of the services to be provided by the Investment Adviser and the profits to be realized by the Investment Adviser and its affiliates from the relationship with the Funds

The Board of Trustees also gave substantial consideration to the fees payable under the Agreements, the expenses the Advisers incur in providing advisory services and the profitability to the Advisers of managing the Funds, including: (1) information regarding the financial condition of the Advisers; (2) information regarding the total fees and payments received by the Advisers for their services and whether such fees are appropriate given economies of scale and other considerations; (3) information on the advisory and compliance personnel of the Advisers, including compensation arrangements; (4) comparative information showing (a) the fees payable under the Agreements versus the investment advisory fees of certain registered investment companies and private pooled vehicles that follow investment strategies similar to those of the Funds and (b) the expense ratios of the Funds versus the expense ratios of certain registered investment companies and private pooled vehicles that follow investment strategies similar to those of the Funds; (5) the relative amount of time and resources expended by the Advisers to manage particular strategies and, in the case of the Investment Adviser, in supervising the Sub-Adviser, including the responsibilities of the Investment Adviser to review the Sub-Adviser’s performance of its obligations to Long/Short Healthcare Fund, including, without limitation, reviewing the Sub-Adviser’s investment performance in respect of Long/Short Healthcare Fund; reviewing and considering any changes in the personnel of the Sub-Adviser responsible for performing the Sub-Adviser’s obligations to Long/Short Healthcare Fund; reviewing and considering any changes in the ownership or senior management of the Sub-Adviser; performing periodic in-person or telephonic diligence meetings with representatives of the Sub-Adviser; preparing recommendations with respect to the continued retention of the Sub-Adviser or the replacement of the Sub-Adviser and preparing and presenting periodic reports to the Trustees regarding the foregoing supervisory activities in respect of the Sub-Adviser and other information regarding the Sub-Adviser as appropriate; and (6) information regarding the total fees and payments received and the related amounts waived and/or reimbursed by the Investment Adviser for providing administrative services to the Funds under separate agreements and whether such fees are appropriate. The Trustees also considered the so-called “fall-out benefits” to the Advisers with respect to the Funds, such as the reputational value of serving as Adviser or Sub-Adviser to the relevant Funds, potential fees paid to the Advisers’ affiliates by a Fund or portfolio companies for services provided, including administrative services provided to the Funds by the Investment Adviser pursuant to separate agreements, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. After such review, the Trustees determined that the anticipated profitability rates to the Investment Adviser and Sub-Adviser with respect to the Agreements were fair and reasonable. The Trustees also took into consideration the amounts waived and/or reimbursed, if any, where expense caps or advisory fee waivers had been implemented.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders

The Board of Trustees considered the respective asset levels of the Funds, the information provided by the Advisers relating to their costs and information comparing the fee rates charged by the Advisers with fee rates charged by other unaffiliated investment advisers to their clients. The Trustees concluded that the fee structures are reasonable, and appropriately should result in a sharing of economies of scale in view of the information provided by the Advisers. The Board determined to continue to review ways, and the extent to which, economies of scale might be shared between the applicable Adviser and/or Sub-Adviser on the one hand and shareholders of the Funds on the other.

Following a further discussion of the factors above and the merits of the Agreements and their various provisions, it was noted that in considering the approval of the Agreements, no single factor was determinative to the decision of the Board of Trustees. Rather, after weighing all of the factors and reasons discussed above, the Trustees, including the Independent Trustees, unanimously agreed that the Agreements, including the advisory and sub-advisory fees to be paid to the Advisers are fair and reasonable to the Funds in light of the services that the Advisers provide, the expenses that they incur and the reasonably foreseeable asset levels of the Funds.

Semi-Annual Report	55

IMPORTANT INFORMATION ABOUT THIS REPORT

Investment Adviser

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court, Suite 700

Dallas, TX 75201

Subadviser

(for Highland Long/Short Healthcare Fund)

Cummings Bay Capital Management, L.P.

200 Crescent Court, Suite 700

Dallas, TX 75201

Transfer Agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, Massachusetts 02169-0953

Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road, 1st Floor

Berwyn, PA 19312

Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

2001 Ross Avenue, Suite 1800

Dallas, TX 75201

Fund Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

This report has been prepared for shareholders of Highland Long/Short Equity Fund, Highland Long/Short Healthcare Fund and Highland Floating Rate Opportunities Fund (collectively, the “Funds”). The Funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 to request that additional reports be sent to you.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities, and the Funds’ proxy voting records for the most recent 12-month period ended June 30, are available (i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov and also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may also obtain the Form N-Q by visiting the Funds’ website at www.highlandfunds.com.

The Statements of Additional Information include additional information about the Funds’ Trustees and are available upon request without charge by calling 1-877-665-1287.

56	Semi-Annual Report

HIGHLAND CAPITAL MANAGEMENT

4400 Computer Drive
Westborough, MA 01581-1722

Highland

Semi-Annual Report, December 31, 2012

www.highlandfunds.com

HLC-HFI-SEMI-12/12

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Highland Funds I (formerly, Pyxis Funds I)

By (Signature and Title)*	/s/ Ethan Powell
Ethan Powell, Executive Vice President and Principal Executive Officer
(principal executive officer)

Date	March 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ethan Powell
Ethan Powell, Executive Vice President and Principal Executive Officer
(principal executive officer)

Date	March 8, 2013

By (Signature and Title)*	/s/ Brian Mitts
Brian Mitts, Chief Financial Officer and Treasurer
(principal financial officer)

Date	March 8, 2013

*	Print the name and title of each signing officer under his or her signature.